UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
September 30, 2021
Columbia Select Large Cap Growth Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Select Large Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Select Large Cap Growth Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Thomas Galvin, CFA
Lead Portfolio Manager
Managed Fund since 2003
Richard Carter
Portfolio Manager
Managed Fund since 2009
Todd Herget
Portfolio Manager
Managed Fund since 2009
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended September 30, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/28/07	11.29	24.58	20.76	17.99
	Including sales charges		4.88	17.45	19.33	17.29
Advisor Class*		11/08/12	11.35	24.78	21.04	18.29
Class C	Excluding sales charges	09/28/07	10.82	23.61	19.85	17.11
	Including sales charges		9.97	22.85	19.85	17.11
Institutional Class		10/01/97	11.37	24.78	21.05	18.29
Institutional 2 Class*		11/08/12	11.41	24.92	21.17	18.42
Institutional 3 Class*		11/08/12	11.49	24.98	21.22	18.47
Class R		12/31/04	11.12	24.24	20.46	17.70
Russell 1000 Growth Index			13.23	27.32	22.84	19.68
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Select Large Cap Growth Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2021)
Common Stocks	99.5
Money Market Funds	0.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at September 30, 2021)
Communication Services	10.1
Consumer Discretionary	14.4
Consumer Staples	5.2
Financials	3.3
Health Care	19.3
Industrials	7.4
Information Technology	40.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at September 30, 2021)
Information Technology
Application Software	20.0
Data Processing & Outsourced Services	9.6
Semiconductor Equipment	1.8
Semiconductors	4.1
Systems Software	4.8
Total	40.3
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Select Large Cap Growth Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2021 — September 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,112.90	1,019.80	5.56	5.32	1.05
Advisor Class	1,000.00	1,000.00	1,113.50	1,021.06	4.24	4.05	0.80
Class C	1,000.00	1,000.00	1,108.20	1,016.04	9.51	9.10	1.80
Institutional Class	1,000.00	1,000.00	1,113.70	1,021.06	4.24	4.05	0.80
Institutional 2 Class	1,000.00	1,000.00	1,114.10	1,021.46	3.82	3.65	0.72
Institutional 3 Class	1,000.00	1,000.00	1,114.90	1,021.71	3.55	3.40	0.67
Class R	1,000.00	1,000.00	1,111.20	1,018.55	6.88	6.58	1.30
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Select Large Cap Growth Fund | Semiannual Report 2021	5

Portfolio of Investments
September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 10.0%
Entertainment 2.0%
Activision Blizzard, Inc.	548,489	42,447,564
Interactive Media & Services 8.0%
Facebook, Inc., Class A(a)	279,276	94,783,482
Match Group, Inc.(a)	478,476	75,115,947
Total		169,899,429
Total Communication Services		212,346,993
Consumer Discretionary 14.3%
Hotels, Restaurants & Leisure 3.5%
Booking Holdings, Inc.(a)	31,215	74,100,352
Internet & Direct Marketing Retail 6.8%
Amazon.com, Inc.(a)	31,373	103,061,560
Chewy, Inc., Class A(a)	607,540	41,379,549
Total		144,441,109
Textiles, Apparel & Luxury Goods 4.0%
NIKE, Inc., Class B	588,282	85,436,195
Total Consumer Discretionary		303,977,656
Consumer Staples 5.2%
Food & Staples Retailing 3.1%
Costco Wholesale Corp.	145,746	65,490,965
Personal Products 2.1%
Estee Lauder Companies, Inc. (The), Class A	148,417	44,514,711
Total Consumer Staples		110,005,676
Financials 3.3%
Capital Markets 3.3%
MSCI, Inc.	113,819	69,240,650
Total Financials		69,240,650
Health Care 19.2%
Biotechnology 5.7%
BioMarin Pharmaceutical, Inc.(a)	660,628	51,059,938
Exact Sciences Corp.(a)	456,096	43,534,363
Sarepta Therapeutics, Inc.(a)	283,750	26,241,200
Total		120,835,501
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 9.4%
ABIOMED, Inc.(a)	146,857	47,804,891
Align Technology, Inc.(a)	93,832	62,438,628
Edwards Lifesciences Corp.(a)	509,054	57,630,003
IDEXX Laboratories, Inc.(a)	50,720	31,542,768
Total		199,416,290
Life Sciences Tools & Services 2.6%
Illumina, Inc.(a)	136,709	55,450,537
Pharmaceuticals 1.5%
Eli Lilly & Co.	138,894	32,091,459
Total Health Care		407,793,787
Industrials 7.4%
Building Products 1.7%
Trane Technologies PLC	203,025	35,052,266
Electrical Equipment 1.0%
Bloom Energy Corp., Class A(a)	1,142,890	21,394,901
Professional Services 2.2%
CoStar Group, Inc.(a)	553,465	47,631,198
Road & Rail 2.5%
Uber Technologies, Inc.(a)	1,175,516	52,663,117
Total Industrials		156,741,482
Information Technology 40.1%
IT Services 9.5%
PayPal Holdings, Inc.(a)	270,467	70,378,218
Square, Inc., Class A(a)	230,446	55,270,169
Visa, Inc., Class A	340,213	75,782,446
Total		201,430,833
Semiconductors & Semiconductor Equipment 5.9%
Enphase Energy, Inc.(a)	248,900	37,327,533
NVIDIA Corp.	418,212	86,636,798
Total		123,964,331
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Large Cap Growth Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 24.7%
Adobe, Inc.(a)	146,701	84,458,700
DocuSign, Inc.(a)	203,971	52,508,255
Intuit, Inc.	181,391	97,862,258
RingCentral, Inc., Class A(a)	307,049	66,783,157
Salesforce.com, Inc.(a)	273,714	74,236,711
ServiceNow, Inc.(a)	164,150	102,145,620
Splunk, Inc.(a)	314,298	45,482,064
Total		523,476,765
Total Information Technology		848,871,929
Total Common Stocks (Cost $957,674,098)		2,108,978,173

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	9,728,592	9,727,619
Total Money Market Funds (Cost $9,727,596)		9,727,619
Total Investments in Securities (Cost: $967,401,694)		2,118,705,792
Other Assets & Liabilities, Net		(8,729)
Net Assets		2,118,697,063

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	4,885,819	233,009,006	(228,167,206)	—	9,727,619	—	4,129	9,728,592
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	212,346,993	—	—	212,346,993
Consumer Discretionary	303,977,656	—	—	303,977,656
Consumer Staples	110,005,676	—	—	110,005,676
Financials	69,240,650	—	—	69,240,650
Health Care	407,793,787	—	—	407,793,787
Industrials	156,741,482	—	—	156,741,482
Information Technology	848,871,929	—	—	848,871,929
Total Common Stocks	2,108,978,173	—	—	2,108,978,173
Money Market Funds	9,727,619	—	—	9,727,619
Total Investments in Securities	2,118,705,792	—	—	2,118,705,792
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Large Cap Growth Fund | Semiannual Report 2021

Statement of Assets and Liabilities
September 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $957,674,098)	$2,108,978,173
Affiliated issuers (cost $9,727,596)	9,727,619
Receivable for:
Capital shares sold	1,294,098
Dividends	162,400
Expense reimbursement due from Investment Manager	1,727
Prepaid expenses	26,478
Trustees’ deferred compensation plan	462,396
Other assets	33,903
Total assets	2,120,686,794
Liabilities
Payable for:
Capital shares purchased	1,192,317
Management services fees	40,031
Distribution and/or service fees	3,351
Transfer agent fees	221,138
Compensation of board members	14,465
Compensation of chief compliance officer	176
Other expenses	55,857
Trustees’ deferred compensation plan	462,396
Total liabilities	1,989,731
Net assets applicable to outstanding capital stock	$2,118,697,063
Represented by
Paid in capital	759,083,887
Total distributable earnings (loss)	1,359,613,176
Total - representing net assets applicable to outstanding capital stock	$2,118,697,063
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities  (continued)
September 30, 2021 (Unaudited)
Class A
Net assets	$256,342,191
Shares outstanding	20,706,563
Net asset value per share	$12.38
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.14
Advisor Class
Net assets	$20,333,805
Shares outstanding	1,397,055
Net asset value per share	$14.55
Class C
Net assets	$52,536,196
Shares outstanding	6,143,267
Net asset value per share	$8.55
Institutional Class
Net assets	$1,030,912,218
Shares outstanding	76,057,128
Net asset value per share	$13.55
Institutional 2 Class
Net assets	$224,269,702
Shares outstanding	15,150,012
Net asset value per share	$14.80
Institutional 3 Class
Net assets	$522,913,523
Shares outstanding	34,403,937
Net asset value per share	$15.20
Class R
Net assets	$11,389,428
Shares outstanding	1,118,889
Net asset value per share	$10.18
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Large Cap Growth Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended September 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,860,793
Dividends — affiliated issuers	4,129
Total income	2,864,922
Expenses:
Management services fees	7,634,959
Distribution and/or service fees
Class A	331,069
Class C	281,760
Class R	31,326
Transfer agent fees
Class A	180,618
Advisor Class	14,289
Class C	38,472
Institutional Class	726,943
Institutional 2 Class	64,953
Institutional 3 Class	16,251
Class R	8,553
Compensation of board members	21,320
Custodian fees	6,046
Printing and postage fees	54,504
Registration fees	68,479
Audit fees	14,790
Legal fees	18,323
Compensation of chief compliance officer	304
Other	15,060
Total expenses	9,528,019
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(437,578)
Fees waived by transfer agent
Institutional 2 Class	(2,270)
Institutional 3 Class	(5,289)
Total net expenses	9,082,882
Net investment loss	(6,217,960)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	216,333,427
Net realized gain	216,333,427
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	27,187,641
Net change in unrealized appreciation (depreciation)	27,187,641
Net realized and unrealized gain	243,521,068
Net increase in net assets resulting from operations	$237,303,108
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2021	11

Statement of Changes in Net Assets
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Operations
Net investment loss	$(6,217,960)	$(8,302,316)
Net realized gain	216,333,427	714,616,679
Net change in unrealized appreciation (depreciation)	27,187,641	360,468,216
Net increase in net assets resulting from operations	237,303,108	1,066,782,579
Distributions to shareholders
Net investment income and net realized gains
Class A	(46,806,005)	(55,363,562)
Advisor Class	(3,171,659)	(4,798,376)
Class C	(13,222,349)	(21,053,643)
Institutional Class	(178,490,406)	(231,275,173)
Institutional 2 Class	(36,506,870)	(44,297,033)
Institutional 3 Class	(90,294,810)	(145,097,641)
Class R	(2,650,502)	(3,461,236)
Total distributions to shareholders	(371,142,601)	(505,346,664)
Increase (decrease) in net assets from capital stock activity	130,538,393	(114,465,587)
Total increase (decrease) in net assets	(3,301,100)	446,970,328
Net assets at beginning of period	2,121,998,163	1,675,027,835
Net assets at end of period	$2,118,697,063	$2,121,998,163
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Large Cap Growth Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	September 30, 2021 (Unaudited)		March 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,208,614	29,392,535	4,900,858	66,188,723
Distributions reinvested	3,400,138	40,767,649	3,769,664	48,832,570
Redemptions	(2,907,349)	(38,800,495)	(5,308,840)	(71,451,224)
Net increase	2,701,403	31,359,689	3,361,682	43,570,069
Advisor Class
Subscriptions	348,547	5,292,565	328,343	5,065,008
Distributions reinvested	207,582	2,924,834	310,933	4,521,251
Redemptions	(359,499)	(5,466,218)	(1,152,771)	(17,338,611)
Net increase (decrease)	196,630	2,751,181	(513,495)	(7,752,352)
Class C
Subscriptions	308,823	2,900,445	904,999	9,301,079
Distributions reinvested	1,553,676	12,895,507	1,954,419	19,260,663
Redemptions	(1,650,263)	(16,429,166)	(3,568,977)	(37,262,530)
Net increase (decrease)	212,236	(633,214)	(709,559)	(8,700,788)
Institutional Class
Subscriptions	7,244,173	102,539,505	17,836,556	257,693,251
Distributions reinvested	12,069,866	158,356,642	14,665,372	203,130,348
Redemptions	(11,840,818)	(168,028,670)	(31,730,575)	(458,180,419)
Net increase	7,473,221	92,867,477	771,353	2,643,180
Institutional 2 Class
Subscriptions	964,862	15,211,209	1,339,904	19,950,998
Distributions reinvested	2,546,925	36,497,442	2,973,505	44,283,981
Redemptions	(1,668,723)	(25,704,795)	(3,449,661)	(52,234,910)
Net increase	1,843,064	26,003,856	863,748	12,000,069
Institutional 3 Class
Subscriptions	1,414,964	22,071,751	4,034,870	61,638,206
Distributions reinvested	1,095,515	16,115,019	2,302,927	34,802,296
Redemptions	(3,734,311)	(60,502,199)	(17,229,074)	(253,390,355)
Net decrease	(1,223,832)	(22,315,429)	(10,891,277)	(156,949,853)
Class R
Subscriptions	41,823	469,035	146,584	1,742,235
Distributions reinvested	268,541	2,650,502	309,945	3,461,236
Redemptions	(237,822)	(2,614,704)	(375,416)	(4,479,383)
Net increase	72,542	504,833	81,113	724,088
Total net increase (decrease)	11,275,264	130,538,393	(7,036,435)	(114,465,587)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 9/30/2021 (Unaudited)	$13.58	(0.05)	1.50	1.45	(2.65)	(2.65)
Year Ended 3/31/2021	$10.37	(0.09)	6.94	6.85	(3.64)	(3.64)
Year Ended 3/31/2020	$15.01	(0.09)	(0.20)	(0.29)	(4.35)	(4.35)
Year Ended 3/31/2019	$16.93	(0.11)	1.34	1.23	(3.15)	(3.15)
Year Ended 3/31/2018	$15.36	(0.08)	3.45	3.37	(1.80)	(1.80)
Year Ended 3/31/2017	$14.58	(0.11)	2.70	2.59	(1.81)	(1.81)
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$15.53	(0.04)	1.72	1.68	(2.66)	(2.66)
Year Ended 3/31/2021	$11.50	(0.06)	7.76	7.70	(3.67)	(3.67)
Year Ended 3/31/2020	$16.16	(0.07)	(0.24)	(0.31)	(4.35)	(4.35)
Year Ended 3/31/2019	$17.96	(0.07)	1.43	1.36	(3.16)	(3.16)
Year Ended 3/31/2018	$16.18	(0.05)	3.66	3.61	(1.83)	(1.83)
Year Ended 3/31/2017	$15.23	(0.07)	2.83	2.76	(1.81)	(1.81)
Class C
Six Months Ended 9/30/2021 (Unaudited)	$10.15	(0.07)	1.09	1.02	(2.62)	(2.62)
Year Ended 3/31/2021	$8.37	(0.15)	5.52	5.37	(3.59)	(3.59)
Year Ended 3/31/2020	$13.00	(0.16)	(0.12)	(0.28)	(4.35)	(4.35)
Year Ended 3/31/2019	$15.16	(0.20)	1.16	0.96	(3.12)	(3.12)
Year Ended 3/31/2018	$13.99	(0.18)	3.12	2.94	(1.77)	(1.77)
Year Ended 3/31/2017	$13.53	(0.21)	2.48	2.27	(1.81)	(1.81)
Institutional Class
Six Months Ended 9/30/2021 (Unaudited)	$14.63	(0.04)	1.62	1.58	(2.66)	(2.66)
Year Ended 3/31/2021	$10.97	(0.06)	7.39	7.33	(3.67)	(3.67)
Year Ended 3/31/2020	$15.61	(0.06)	(0.23)	(0.29)	(4.35)	(4.35)
Year Ended 3/31/2019	$17.45	(0.07)	1.39	1.32	(3.16)	(3.16)
Year Ended 3/31/2018	$15.78	(0.03)	3.53	3.50	(1.83)	(1.83)
Year Ended 3/31/2017	$14.89	(0.07)	2.77	2.70	(1.81)	(1.81)
Institutional 2 Class
Six Months Ended 9/30/2021 (Unaudited)	$15.75	(0.04)	1.75	1.71	(2.66)	(2.66)
Year Ended 3/31/2021	$11.62	(0.04)	7.85	7.81	(3.68)	(3.68)
Year Ended 3/31/2020	$16.27	(0.05)	(0.25)	(0.30)	(4.35)	(4.35)
Year Ended 3/31/2019	$18.05	(0.06)	1.45	1.39	(3.17)	(3.17)
Year Ended 3/31/2018	$16.25	(0.02)	3.66	3.64	(1.84)	(1.84)
Year Ended 3/31/2017	$15.27	(0.05)	2.84	2.79	(1.81)	(1.81)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Large Cap Growth Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 9/30/2021 (Unaudited)	$12.38	11.29%	1.09%(c)	1.05%(c)	(0.80%)(c)	12%	$256,342
Year Ended 3/31/2021	$13.58	70.22%	1.11%(d)	1.07%(d),(e)	(0.63%)	31%	$244,546
Year Ended 3/31/2020	$10.37	(4.31%)	1.12%(d)	1.12%(d),(e)	(0.71%)	22%	$151,807
Year Ended 3/31/2019	$15.01	8.79%	1.07%(d)	1.07%(d),(e)	(0.67%)	27%	$220,858
Year Ended 3/31/2018	$16.93	23.42%	1.08%(f)	1.08%(e),(f)	(0.50%)	44%	$409,344
Year Ended 3/31/2017	$15.36	19.42%	1.08%	1.08%(e)	(0.71%)	35%	$856,339
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$14.55	11.35%	0.84%(c)	0.80%(c)	(0.55%)(c)	12%	$20,334
Year Ended 3/31/2021	$15.53	70.74%	0.86%(d)	0.83%(d),(e)	(0.39%)	31%	$18,638
Year Ended 3/31/2020	$11.50	(4.10%)	0.87%(d)	0.87%(d),(e)	(0.46%)	22%	$19,707
Year Ended 3/31/2019	$16.16	9.04%	0.82%(d)	0.82%(d),(e)	(0.42%)	27%	$33,403
Year Ended 3/31/2018	$17.96	23.76%	0.83%(f)	0.83%(e),(f)	(0.29%)	44%	$61,176
Year Ended 3/31/2017	$16.18	19.72%	0.83%	0.83%(e)	(0.46%)	35%	$27,302
Class C
Six Months Ended 9/30/2021 (Unaudited)	$8.55	10.82%	1.84%(c)	1.80%(c)	(1.54%)(c)	12%	$52,536
Year Ended 3/31/2021	$10.15	69.06%	1.86%(d)	1.83%(d),(e)	(1.39%)	31%	$60,193
Year Ended 3/31/2020	$8.37	(5.04%)	1.88%(d)	1.88%(d),(e)	(1.46%)	22%	$55,584
Year Ended 3/31/2019	$13.00	7.93%	1.83%(d)	1.83%(d),(e)	(1.42%)	27%	$90,268
Year Ended 3/31/2018	$15.16	22.55%	1.83%(f)	1.83%(e),(f)	(1.24%)	44%	$128,181
Year Ended 3/31/2017	$13.99	18.52%	1.83%	1.83%(e)	(1.46%)	35%	$160,526
Institutional Class
Six Months Ended 9/30/2021 (Unaudited)	$13.55	11.37%	0.84%(c)	0.80%(c)	(0.55%)(c)	12%	$1,030,912
Year Ended 3/31/2021	$14.63	70.79%	0.86%(d)	0.83%(d),(e)	(0.39%)	31%	$1,003,322
Year Ended 3/31/2020	$10.97	(4.12%)	0.87%(d)	0.87%(d),(e)	(0.46%)	22%	$744,099
Year Ended 3/31/2019	$15.61	9.08%	0.83%(d)	0.83%(d),(e)	(0.42%)	27%	$1,311,174
Year Ended 3/31/2018	$17.45	23.66%	0.83%(f)	0.83%(e),(f)	(0.20%)	44%	$1,471,337
Year Ended 3/31/2017	$15.78	19.77%	0.83%	0.83%(e)	(0.46%)	35%	$2,661,832
Institutional 2 Class
Six Months Ended 9/30/2021 (Unaudited)	$14.80	11.41%	0.76%(c)	0.72%(c)	(0.46%)(c)	12%	$224,270
Year Ended 3/31/2021	$15.75	71.00%	0.77%(d)	0.73%(d)	(0.29%)	31%	$209,540
Year Ended 3/31/2020	$11.62	(4.00%)	0.77%(d)	0.75%(d)	(0.34%)	22%	$144,651
Year Ended 3/31/2019	$16.27	9.14%	0.73%(d)	0.72%(d)	(0.32%)	27%	$166,669
Year Ended 3/31/2018	$18.05	23.87%	0.73%(f)	0.72%(f)	(0.14%)	44%	$753,356
Year Ended 3/31/2017	$16.25	19.87%	0.71%	0.71%	(0.34%)	35%	$711,730
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2021	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$16.10	(0.03)	1.79	1.76	(2.66)	(2.66)
Year Ended 3/31/2021	$11.83	(0.04)	8.00	7.96	(3.69)	(3.69)
Year Ended 3/31/2020	$16.48	(0.04)	(0.26)	(0.30)	(4.35)	(4.35)
Year Ended 3/31/2019	$18.23	(0.05)	1.47	1.42	(3.17)	(3.17)
Year Ended 3/31/2018	$16.40	(0.03)	3.71	3.68	(1.85)	(1.85)
Year Ended 3/31/2017	$15.39	(0.04)	2.86	2.82	(1.81)	(1.81)
Class R
Six Months Ended 9/30/2021 (Unaudited)	$11.61	(0.06)	1.27	1.21	(2.64)	(2.64)
Year Ended 3/31/2021	$9.21	(0.10)	6.12	6.02	(3.62)	(3.62)
Year Ended 3/31/2020	$13.83	(0.11)	(0.16)	(0.27)	(4.35)	(4.35)
Year Ended 3/31/2019	$15.87	(0.14)	1.24	1.10	(3.14)	(3.14)
Year Ended 3/31/2018	$14.51	(0.11)	3.24	3.13	(1.77)	(1.77)
Year Ended 3/31/2017	$13.90	(0.14)	2.56	2.42	(1.81)	(1.81)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Large Cap Growth Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$15.20	11.49%	0.71%(c)	0.67%(c)	(0.41%)(c)	12%	$522,914
Year Ended 3/31/2021	$16.10	70.96%	0.72%(d)	0.69%(d)	(0.24%)	31%	$573,613
Year Ended 3/31/2020	$11.83	(3.93%)	0.72%(d)	0.71%(d)	(0.30%)	22%	$550,287
Year Ended 3/31/2019	$16.48	9.24%	0.69%(d)	0.68%(d)	(0.27%)	27%	$835,068
Year Ended 3/31/2018	$18.23	23.86%	0.68%(f)	0.68%(f)	(0.20%)	44%	$1,239,700
Year Ended 3/31/2017	$16.40	19.91%	0.67%	0.67%	(0.22%)	35%	$190,421
Class R
Six Months Ended 9/30/2021 (Unaudited)	$10.18	11.12%	1.34%(c)	1.30%(c)	(1.04%)(c)	12%	$11,389
Year Ended 3/31/2021	$11.61	69.94%	1.36%(d)	1.32%(d),(e)	(0.88%)	31%	$12,146
Year Ended 3/31/2020	$9.21	(4.59%)	1.38%(d)	1.38%(d),(e)	(0.97%)	22%	$8,892
Year Ended 3/31/2019	$13.83	8.53%	1.33%(d)	1.33%(d),(e)	(0.92%)	27%	$9,830
Year Ended 3/31/2018	$15.87	23.09%	1.33%(f)	1.33%(e),(f)	(0.75%)	44%	$12,263
Year Ended 3/31/2017	$14.51	19.13%	1.33%	1.33%(e)	(0.96%)	35%	$13,963
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2021	17

Notes to Financial Statements
September 30, 2021 (Unaudited)
Note 1. Organization
Columbia Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
18	Columbia Select Large Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Select Large Cap Growth Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2021 was 0.69% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
20	Columbia Select Large Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective August 1, 2021 through July 31, 2022, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended September 30, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Columbia Select Large Cap Growth Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended September 30, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	115,292
Class C	—	1.00(b)	1,273

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	August 1, 2021 through July 31, 2022	Prior to August 1, 2021
Class A	1.07%	1.10%
Advisor Class	0.82	0.85
Class C	1.82	1.85
Institutional Class	0.82	0.85
Institutional 2 Class	0.73	0.72
Institutional 3 Class	0.68	0.67
Class R	1.32	1.35
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective August 1, 2021 through July 31, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
22	Columbia Select Large Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
At September 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
967,402,000	1,193,748,000	(42,444,000)	1,151,304,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $260,416,727 and $506,708,607, respectively, for the six months ended September 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a
Columbia Select Large Cap Growth Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended September 30, 2021.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in
24	Columbia Select Large Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At September 30, 2021, one unaffiliated shareholder of record owned 25.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 23.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Select Large Cap Growth Fund | Semiannual Report 2021	25

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Large Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
26	Columbia Select Large Cap Growth Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2021	27

Approval of Management Agreement  (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager, including accounts subadvised by the Investment Manager, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
28	Columbia Select Large Cap Growth Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Select Large Cap Growth Fund | Semiannual Report 2021	29

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Columbia Select Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR215_03_L01_(11/21)

SemiAnnual Report
September 30, 2021
Multi-Manager Growth Strategies Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Multi-Manager Growth Strategies Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Growth Strategies Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Columbia Management Investment Advisers, LLC
Thomas Galvin, CFA
Richard Carter
Todd Herget
Loomis, Sayles & Company, L.P.
Aziz Hamzaogullari, CFA
Los Angeles Capital Management LLC
Thomas Stevens, CFA
Hal Reynolds, CFA
Daniel Allen, CFA
Daniel Arche, CFA
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended September 30, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Institutional Class*	01/03/17	10.69	24.29	19.60	16.25
Institutional 3 Class*	12/18/19	10.79	24.41	19.62	16.27
Russell 1000 Growth Index		13.23	27.32	22.84	18.14
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Returns shown for periods prior to the inception date of the Fund’s Institutional Class shares include the returns of the Fund’s Class A shares for the period from April 20, 2012 (the inception date of the Fund) through January 2, 2017. Returns shown for periods prior to the inception date of the Fund’s Institutional 3 Class shares include the returns of the Fund’s Class A shares for the period from April 20, 2012 through January 2, 2017 and the returns of the Institutional Class shares from January 3, 2017 through December 17, 2019. Class A shares were offered prior to the Fund’s Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Multi-Manager Growth Strategies Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2021)
Common Stocks	98.4
Money Market Funds	1.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at September 30, 2021)
Communication Services	13.7
Consumer Discretionary	16.4
Consumer Staples	3.4
Energy	0.5
Financials	3.2
Health Care	14.3
Industrials	5.8
Information Technology	42.4
Materials	0.0(a)
Real Estate	0.3
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at September 30, 2021)
Information Technology
Application Software	12.2
Communications Equipment	1.0
Data Processing & Outsourced Services	6.3
Electronic Manufacturing Services	0.2
Internet Services & Infrastructure	0.0(a)
IT Consulting & Other Services	1.1
Semiconductor Equipment	1.1
Semiconductors	7.2
Systems Software	8.9
Technology Distributors	0.1
Technology Hardware, Storage & Peripherals	4.3
Total	42.4

(a)	Rounds to zero.
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Multi-Manager Growth Strategies Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2021 — September 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	1,106.90	1,021.41	3.86	3.70	0.73
Institutional 3 Class	1,000.00	1,000.00	1,107.90	1,022.01	3.22	3.09	0.61
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager Growth Strategies Fund | Semiannual Report 2021	5

Portfolio of Investments
September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 13.6%
Entertainment 2.2%
Activision Blizzard, Inc.	333,086	25,777,526
Electronic Arts, Inc.	26,796	3,811,731
Netflix, Inc.(a)	23,260	14,196,508
Playtika Holding Corp.(a)	90,249	2,493,580
Roku, Inc., Class A(a)	9,307	2,916,348
Walt Disney Co. (The)(a)	247,836	41,926,416
Total		91,122,109
Interactive Media & Services 11.1%
Alphabet, Inc., Class A(a)	38,610	103,224,607
Alphabet, Inc., Class C(a)	38,730	103,227,456
Facebook, Inc., Class A(a)	617,046	209,419,242
Match Group, Inc.(a)	256,697	40,298,862
Pinterest, Inc., Class A(a)	16,665	849,082
Total		457,019,249
Media 0.3%
Cable One, Inc.	839	1,521,216
Nexstar Media Group, Inc., Class A	56,041	8,515,991
Total		10,037,207
Total Communication Services		558,178,565
Consumer Discretionary 16.1%
Automobiles 1.1%
Tesla Motors, Inc.(a)	58,313	45,220,565
Distributors 0.4%
Pool Corp.	38,824	16,865,534
Hotels, Restaurants & Leisure 2.9%
Booking Holdings, Inc.(a)	15,833	37,585,484
Boyd Gaming Corp.(a)	66,549	4,209,890
Domino’s Pizza, Inc.	12,269	5,851,822
Starbucks Corp.	366,495	40,428,063
Wynn Resorts Ltd.(a)	13,850	1,173,787
Yum China Holdings, Inc.	198,451	11,531,988
Yum! Brands, Inc.	169,134	20,686,780
Total		121,467,814
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.0%
Toll Brothers, Inc.	13,004	718,991
Internet & Direct Marketing Retail 7.4%
Alibaba Group Holding Ltd., ADR(a)	293,354	43,431,060
Amazon.com, Inc.(a)	71,791	235,836,307
Chewy, Inc., Class A(a)	346,777	23,618,981
DoorDash, Inc., Class A(a)	2,801	576,950
Total		303,463,298
Leisure Products 0.1%
Mattel, Inc.(a)	332,136	6,164,444
Multiline Retail 0.1%
Target Corp.	22,653	5,182,327
Specialty Retail 2.0%
AutoZone, Inc.(a)	469	796,357
Bath & Body Works, Inc.	24,248	1,528,351
Burlington Stores, Inc.(a)	14,029	3,978,204
Home Depot, Inc. (The)	70,225	23,052,058
Leslie’s, Inc.(a)	63,860	1,311,684
Lowe’s Companies, Inc.	78,181	15,859,798
O’Reilly Automotive, Inc.(a)	8,680	5,304,001
Restoration Hardware Holdings, Inc.(a)	2,755	1,837,337
Ross Stores, Inc.	34,616	3,767,952
TJX Companies, Inc. (The)	139,816	9,225,060
Ulta Beauty, Inc.(a)	35,217	12,710,520
Victoria’s Secret & Co.(a)	8,082	446,611
Williams-Sonoma, Inc.	4,491	796,389
Total		80,614,322
Textiles, Apparel & Luxury Goods 2.1%
lululemon athletica, Inc.(a)	25,220	10,206,534
NIKE, Inc., Class B	514,557	74,729,113
Total		84,935,647
Total Consumer Discretionary		664,632,942
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Growth Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.4%
Beverages 1.2%
Coca-Cola Co. (The)	99,322	5,211,425
Monster Beverage Corp.(a)	492,455	43,744,778
PepsiCo, Inc.	12,064	1,814,546
Total		50,770,749
Food & Staples Retailing 1.2%
Costco Wholesale Corp.	101,440	45,582,064
Sysco Corp.	22,008	1,727,628
Total		47,309,692
Household Products 0.4%
Colgate-Palmolive Co.	218,436	16,509,393
Personal Products 0.6%
Estee Lauder Companies, Inc. (The), Class A	80,557	24,161,461
Total Consumer Staples		138,751,295
Energy 0.5%
Energy Equipment & Services 0.4%
Schlumberger NV	645,449	19,131,108
Oil, Gas & Consumable Fuels 0.1%
Cabot Oil & Gas Corp.	49,510	1,077,338
Equitrans Midstream Corp.	164,056	1,663,528
Total		2,740,866
Total Energy		21,871,974
Financials 3.2%
Capital Markets 2.6%
Apollo Global Management, Inc.	95,899	5,906,419
Cboe Global Markets, Inc.	61,334	7,596,829
Factset Research Systems, Inc.	55,753	22,010,169
MSCI, Inc.	78,064	47,489,454
S&P Global, Inc.	10,293	4,373,393
SEI Investments Co.	314,695	18,661,414
Total		106,037,678
Consumer Finance 0.3%
American Express Co.	44,091	7,386,565
SLM Corp.	182,244	3,207,495
Synchrony Financial	22,490	1,099,311
Total		11,693,371
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.3%
Alleghany Corp.(a)	5,457	3,407,406
Everest Re Group Ltd.	27,603	6,922,280
Marsh & McLennan Companies, Inc.	14,361	2,174,686
Total		12,504,372
Total Financials		130,235,421
Health Care 14.1%
Biotechnology 3.9%
AbbVie, Inc.	77,800	8,392,286
BioMarin Pharmaceutical, Inc.(a)	377,240	29,156,880
Exact Sciences Corp.(a)	278,972	26,627,877
Moderna, Inc.(a)	17,481	6,727,738
Regeneron Pharmaceuticals, Inc.(a)	65,120	39,409,321
Sarepta Therapeutics, Inc.(a)	182,269	16,856,237
Seagen, Inc.(a)	8,081	1,372,154
Vertex Pharmaceuticals, Inc.(a)	182,431	33,091,159
Total		161,633,652
Health Care Equipment & Supplies 4.0%
ABIOMED, Inc.(a)	93,816	30,538,984
Align Technology, Inc.(a)	65,927	43,869,804
Edwards Lifesciences Corp.(a)	312,016	35,323,331
IDEXX Laboratories, Inc.(a)	36,694	22,819,999
Intuitive Surgical, Inc.(a)	26,721	26,564,682
ResMed, Inc.	15,175	3,999,371
Total		163,116,171
Health Care Providers & Services 0.5%
Chemed Corp.	1,247	580,005
Encompass Health Corp.	50,927	3,821,562
HCA Healthcare, Inc.	34,429	8,356,607
Humana, Inc.	1,858	723,041
Molina Healthcare, Inc.(a)	22,637	6,141,644
Total		19,622,859
Health Care Technology 0.4%
Cerner Corp.	164,318	11,587,705
Veeva Systems Inc., Class A(a)	20,688	5,961,661
Total		17,549,366

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.7%
Agilent Technologies, Inc.	44,961	7,082,706
Avantor, Inc.(a)	19,263	787,857
Illumina, Inc.(a)	178,291	72,316,613
IQVIA Holdings, Inc.(a)	21,748	5,209,516
Mettler-Toledo International, Inc.(a)	1,511	2,081,191
Repligen Corp.(a)	10,307	2,978,620
Thermo Fisher Scientific, Inc.	13,762	7,862,643
Waters Corp.(a)	33,752	12,059,590
Total		110,378,736
Pharmaceuticals 2.6%
Eli Lilly & Co.	79,194	18,297,774
Johnson & Johnson	12,795	2,066,393
Novartis AG, ADR	433,162	35,423,988
Novo Nordisk A/S, ADR	159,836	15,345,854
Organon & Co.	9,646	316,292
Roche Holding AG, ADR	720,672	32,801,386
Zoetis, Inc.	24,957	4,845,152
Total		109,096,839
Total Health Care		581,397,623
Industrials 5.7%
Aerospace & Defense 1.4%
Boeing Co. (The)(a)	248,368	54,626,058
Lockheed Martin Corp.	3,099	1,069,465
Total		55,695,523
Air Freight & Logistics 0.8%
Expeditors International of Washington, Inc.	251,627	29,976,325
United Parcel Service, Inc., Class B	10,652	1,939,729
Total		31,916,054
Building Products 0.6%
Trane Technologies PLC	131,975	22,785,484
Commercial Services & Supplies 0.0%
Cintas Corp.	4,631	1,762,836
Electrical Equipment 0.3%
Bloom Energy Corp., Class A(a)	761,866	14,262,131
Industrial Conglomerates 0.0%
3M Co.	3,291	577,307
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.9%
Deere & Co.	106,764	35,773,414
Illinois Tool Works, Inc.	10,115	2,090,062
Total		37,863,476
Professional Services 0.7%
Booz Allen Hamilton Holdings Corp.	44,868	3,560,276
CoStar Group, Inc.(a)	285,374	24,559,286
Robert Half International, Inc.	14,823	1,487,192
Total		29,606,754
Road & Rail 1.0%
Landstar System, Inc.	2,263	357,147
Old Dominion Freight Line, Inc.	38,276	10,946,171
Uber Technologies, Inc.(a)	669,208	29,980,518
Total		41,283,836
Total Industrials		235,753,401
Information Technology 41.8%
Communications Equipment 1.0%
Arista Networks, Inc.(a)	40,180	13,807,455
Cisco Systems, Inc.	463,199	25,211,922
Motorola Solutions, Inc.	1,423	330,591
Total		39,349,968
Electronic Equipment, Instruments & Components 0.2%
CDW Corp.	26,610	4,843,552
Jabil, Inc.	89,607	5,230,361
Total		10,073,913
IT Services 7.4%
Accenture PLC, Class A	71,120	22,752,710
Automatic Data Processing, Inc.	50,084	10,012,793
Cognizant Technology Solutions Corp., Class A	74,487	5,527,680
EPAM Systems, Inc.(a)	5,919	3,376,671
Gartner, Inc.(a)	45,488	13,822,894
Genpact Ltd.	15,228	723,482
MasterCard, Inc., Class A	67,641	23,517,423
PayPal Holdings, Inc.(a)	197,228	51,320,698
Square, Inc., Class A(a)	155,215	37,226,766
VeriSign, Inc.(a)	3,360	688,834
Visa, Inc., Class A	601,947	134,083,694
Total		303,053,645

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Growth Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 8.2%
Advanced Micro Devices, Inc.(a)	175,324	18,040,840
Analog Devices, Inc.	8,226	1,377,690
Applied Materials, Inc.	82,917	10,673,905
Broadcom, Inc.	25,040	12,142,647
Enphase Energy, Inc.(a)	164,239	24,630,923
KLA Corp.	26,733	8,942,456
Monolithic Power Systems, Inc.	9,863	4,780,399
NVIDIA Corp.	887,778	183,912,090
NXP Semiconductors NV	42,975	8,417,513
QUALCOMM, Inc.	414,969	53,522,702
Skyworks Solutions, Inc.	38,123	6,281,908
Texas Instruments, Inc.	7,856	1,510,002
Universal Display Corp.	18,980	3,244,821
Total		337,477,896
Software 20.8%
Adobe, Inc.(a)	146,811	84,522,029
Atlassian Corp. PLC, Class A(a)	17,252	6,752,778
Autodesk, Inc.(a)	215,319	61,402,519
Bill.com Holdings, Inc.(a)	25,934	6,923,081
Crowdstrike Holdings, Inc., Class A(a)	9,125	2,242,742
Datadog, Inc., Class A(a)	50,602	7,152,593
DocuSign, Inc.(a)	165,914	42,711,241
Dolby Laboratories, Inc., Class A	7,660	674,080
Dynatrace, Inc.(a)	159,914	11,349,097
Fair Isaac Corp.(a)	9,192	3,657,773
Fortinet, Inc.(a)	13,270	3,875,371
HubSpot, Inc.(a)	6,868	4,643,386
Intuit, Inc.	102,783	55,452,456
Manhattan Associates, Inc.(a)	18,410	2,817,282
Microsoft Corp.	744,802	209,974,580
Oracle Corp.	738,615	64,355,525
Palo Alto Networks, Inc.(a)	11,054	5,294,866
RingCentral, Inc., Class A(a)	175,260	38,119,050
Salesforce.com, Inc.(a)	399,684	108,402,294
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	119,113	74,120,447
Splunk, Inc.(a)	174,321	25,225,992
Teradata Corp.(a)	37,146	2,130,323
Trade Desk, Inc. (The), Class A(a)	29,573	2,078,982
Workday, Inc., Class A(a)	100,404	25,089,956
Zoom Video Communications, Inc., Class A(a)	38,263	10,005,774
Total		858,974,217
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	1,146,564	162,238,806
Dell Technologies, Inc.(a)	61,019	6,348,417
HP, Inc.	131,728	3,604,078
Total		172,191,301
Total Information Technology		1,721,120,940
Materials 0.0%
Chemicals 0.0%
Chemours Co. LLC (The)	60,225	1,750,138
Total Materials		1,750,138
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
Simon Property Group, Inc.	31,547	4,100,164
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	61,831	6,019,866
Total Real Estate		10,120,030
Total Common Stocks (Cost $2,655,253,088)		4,063,812,329

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	65,910,755	65,904,164
Total Money Market Funds (Cost $65,904,164)		65,904,164
Total Investments in Securities (Cost: $2,721,157,252)		4,129,716,493
Other Assets & Liabilities, Net		(10,294,236)
Net Assets		4,119,422,257

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	59,449,563	417,790,838	(411,336,237)	—	65,904,164	—	19,660	65,910,755
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Growth Strategies Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	558,178,565	—	—	558,178,565
Consumer Discretionary	664,632,942	—	—	664,632,942
Consumer Staples	138,751,295	—	—	138,751,295
Energy	21,871,974	—	—	21,871,974
Financials	130,235,421	—	—	130,235,421
Health Care	548,596,237	32,801,386	—	581,397,623
Industrials	235,753,401	—	—	235,753,401
Information Technology	1,721,120,940	—	—	1,721,120,940
Materials	1,750,138	—	—	1,750,138
Real Estate	10,120,030	—	—	10,120,030
Total Common Stocks	4,031,010,943	32,801,386	—	4,063,812,329
Money Market Funds	65,904,164	—	—	65,904,164
Total Investments in Securities	4,096,915,107	32,801,386	—	4,129,716,493
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2021	11

Statement of Assets and Liabilities
September 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,655,253,088)	$4,063,812,329
Affiliated issuers (cost $65,904,164)	65,904,164
Receivable for:
Investments sold	2,598,410
Capital shares sold	5,126,818
Dividends	558,679
Foreign tax reclaims	10,457
Expense reimbursement due from Investment Manager	719
Prepaid expenses	42,866
Trustees’ deferred compensation plan	194,579
Total assets	4,138,249,021
Liabilities
Payable for:
Investments purchased	15,372,015
Capital shares purchased	2,841,486
Management services fees	73,791
Transfer agent fees	254,618
Compensation of board members	21,060
Compensation of chief compliance officer	270
Other expenses	68,945
Trustees’ deferred compensation plan	194,579
Total liabilities	18,826,764
Net assets applicable to outstanding capital stock	$4,119,422,257
Represented by
Paid in capital	2,394,467,918
Total distributable earnings (loss)	1,724,954,339
Total - representing net assets applicable to outstanding capital stock	$4,119,422,257
Institutional Class
Net assets	$4,119,418,880
Shares outstanding	203,890,688
Net asset value per share	$20.20
Institutional 3 Class
Net assets	$3,377
Shares outstanding	167
Net asset value per share(a)	$20.18

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Growth Strategies Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended September 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$10,318,692
Dividends — affiliated issuers	19,660
Foreign taxes withheld	(27,848)
Total income	10,310,504
Expenses:
Management services fees	14,068,941
Transfer agent fees
Institutional Class	1,786,894
Compensation of board members	32,544
Custodian fees	14,956
Printing and postage fees	111,449
Registration fees	64,623
Audit fees	15,714
Legal fees	28,971
Compensation of chief compliance officer	539
Other	20,424
Total expenses	16,145,055
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(248,701)
Total net expenses	15,896,354
Net investment loss	(5,585,850)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	332,471,511
Net realized gain	332,471,511
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	116,993,009
Net change in unrealized appreciation (depreciation)	116,993,009
Net realized and unrealized gain	449,464,520
Net increase in net assets resulting from operations	$443,878,670
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2021	13

Statement of Changes in Net Assets
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Operations
Net investment loss	$(5,585,850)	$(808,641)
Net realized gain	332,471,511	474,589,672
Net change in unrealized appreciation (depreciation)	116,993,009	987,522,408
Net increase in net assets resulting from operations	443,878,670	1,461,303,439
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(245,827,480)	(283,001,208)
Institutional 3 Class	(199)	(250)
Total distributions to shareholders	(245,827,679)	(283,001,458)
Increase in net assets from capital stock activity	57,021,269	521,193,329
Total increase in net assets	255,072,260	1,699,495,310
Net assets at beginning of period	3,864,349,997	2,164,854,687
Net assets at end of period	$4,119,422,257	$3,864,349,997

	Six Months Ended		Year Ended
	September 30, 2021 (Unaudited)		March 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Subscriptions	26,198,316	534,133,640	71,543,102	1,204,489,488
Distributions reinvested	12,523,050	245,827,480	16,242,547	283,001,208
Redemptions	(34,660,738)	(722,939,851)	(53,897,523)	(966,297,367)
Net increase	4,060,628	57,021,269	33,888,126	521,193,329
Total net increase	4,060,628	57,021,269	33,888,126	521,193,329
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Growth Strategies Fund | Semiannual Report 2021

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Multi-Manager Growth Strategies Fund | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional Class
Six Months Ended 9/30/2021 (Unaudited)	$19.34	(0.03)	2.06	2.03	—	(1.17)	(1.17)
Year Ended 3/31/2021	$13.05	(0.00)(d)	7.78	7.78	(0.00)(d)	(1.49)	(1.49)
Year Ended 3/31/2020	$14.09	0.03	(0.23)	(0.20)	(0.02)	(0.82)	(0.84)
Year Ended 3/31/2019	$14.86	0.00(d)	1.50	1.50	—	(2.27)	(2.27)
Year Ended 3/31/2018	$12.89	0.01	2.64	2.65	(0.02)	(0.66)	(0.68)
Year Ended 3/31/2017(f)	$11.74	0.01	1.14	1.15	—	—	—
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$19.32	(0.01)	2.06	2.05	—	(1.19)	(1.19)
Year Ended 3/31/2021	$13.03	0.01	7.77	7.78	(0.00)(d)	(1.49)	(1.49)
Year Ended 3/31/2020(g)	$14.94	0.02	(1.92)	(1.90)	(0.01)	—	(0.01)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
(g)	Institutional 3 Class shares commenced operations on December 18, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Growth Strategies Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional Class
Six Months Ended 9/30/2021 (Unaudited)	$20.20	10.69%	0.74%(c)	0.73%(c)	(0.26%)(c)	23%	$4,119,419
Year Ended 3/31/2021	$19.34	61.13%	0.78%	0.69%	(0.02%)	45%	$3,864,347
Year Ended 3/31/2020	$13.05	(1.88%)	0.86%(e)	0.76%(e)	0.19%	42%	$2,164,853
Year Ended 3/31/2019	$14.09	11.09%	0.88%(e)	0.88%(e)	0.02%	41%	$1,957,462
Year Ended 3/31/2018	$14.86	21.09%	0.85%	0.85%	0.09%	50%	$2,155,633
Year Ended 3/31/2017(f)	$12.89	9.80%	0.89%(c)	0.89%(c)	0.38%(c)	48%	$2,207,702
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$20.18	10.79%	0.66%(c)	0.61%(c)	(0.13%)(c)	23%	$3
Year Ended 3/31/2021	$19.32	61.23%	0.69%	0.60%	0.07%	45%	$3
Year Ended 3/31/2020(g)	$13.03	(12.69%)	0.74%(c),(e)	0.60%(c),(e)	0.44%(c)	42%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Growth Strategies Fund | Semiannual Report 2021	17

Notes to Financial Statements
September 30, 2021 (Unaudited)
Note 1. Organization
Multi-Manager Growth Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
18	Multi-Manager Growth Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Multi-Manager Growth Strategies Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2021 was 0.65% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Loomis, Sayles & Company, L.P. and Los Angeles Capital Management LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
20	Multi-Manager Growth Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class. In addition, effective August 1, 2021 through July 31, 2022, Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to that share class. Prior to August 1, 2021, Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.01% of the average daily net assets attributable to that share class.
For the six months ended September 30, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.08
Institutional 3 Class	0.01
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	August 1, 2021 through July 31, 2022	Prior to August 1, 2021
Institutional Class	0.74	0.74
Institutional 3 Class	0.65	0.60
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Multi-Manager Growth Strategies Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective August 1, 2021 through July 31, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Reflected in the contractual cap commitment, prior to August 1, 2021, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.01% for Institutional 3 Class of the average daily net assets attributable to that share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,721,157,000	1,454,732,000	(46,173,000)	1,408,559,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $955,727,620 and $1,149,942,842, respectively, for the six months ended September 30, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
22	Multi-Manager Growth Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended September 30, 2021.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced
Multi-Manager Growth Strategies Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At September 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
24	Multi-Manager Growth Strategies Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Multi-Manager Growth Strategies Fund | Semiannual Report 2021	25

 Approval of Management and SubadvisoryAgreements
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Growth Strategies Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Loomis, Sayles & Company, L.P. and Los Angeles Capital Management and Equity Research, Inc. (collectively, the Subadvisers), the Subadvisers perform portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements). The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Advisory Agreements;
•	Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
26	Multi-Manager Growth Strategies Fund | Semiannual Report 2021

Approval of Management and Subadvisory
Agreements  (continued)

•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns relating to the Fund have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years.
Multi-Manager Growth Strategies Fund | Semiannual Report 2021	27

Approval of Management and Subadvisory
Agreements  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring each Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager, its affiliates and the Subadvisers from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide advisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the
28	Multi-Manager Growth Strategies Fund | Semiannual Report 2021

Approval of Management and Subadvisory
Agreements  (continued)

profitability to each Subadviser from its relationship with the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had concluded that 2019 profitability was reasonable and that the 2021 information shows that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreements. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Multi-Manager Growth Strategies Fund | Semiannual Report 2021	29

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Multi-Manager Growth Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR117_03_L01_(11/21)

SemiAnnual Report
September 30, 2021
Columbia Adaptive Retirement Funds
Columbia Adaptive Retirement 2020 Fund
Columbia Adaptive Retirement 2025 Fund
Columbia Adaptive Retirement 2030 Fund
Columbia Adaptive Retirement 2035 Fund
Columbia Adaptive Retirement 2040 Fund
Columbia Adaptive Retirement 2045 Fund
Columbia Adaptive Retirement 2050 Fund
Columbia Adaptive Retirement 2055 Fund
Columbia Adaptive Retirement 2060 Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one are no longer be sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Funds’ website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Funds, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800.345.6611 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Funds.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Retirement Funds  |  Semiannual Report 2021

Fund at a Glance
Columbia Adaptive Retirement 2020 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2020 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2021)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	10/24/17	3.11	7.19	6.11
Institutional 3 Class	10/24/17	3.21	7.29	6.14
Dow Jones Target 2020 Index		2.05	6.50	5.23
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2020 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at September 30, 2021)
Alternative Strategies Funds	4.2
Exchange-Traded Equity Funds	4.0
Exchange-Traded Fixed Income Funds	8.2
Money Market Funds	1.9
Multi-Asset/Tactical Strategies Funds	81.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	3

Fund at a Glance
Columbia Adaptive Retirement 2025 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2025 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2018
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended September 30, 2021)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	04/04/18	3.62	9.17	7.64
Institutional 3 Class	04/04/18	3.71	9.26	7.67
Dow Jones Target 2025 Index		2.57	9.99	6.49
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2025 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at September 30, 2021)
Alternative Strategies Funds	4.2
Exchange-Traded Equity Funds	4.1
Exchange-Traded Fixed Income Funds	8.2
Money Market Funds	1.9
Multi-Asset/Tactical Strategies Funds	81.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Fund at a Glance
Columbia Adaptive Retirement 2030 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2030 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2021)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	10/24/17	3.91	11.25	7.79
Institutional 3 Class	10/24/17	4.00	11.32	7.87
Dow Jones Target 2030 Index		3.16	14.10	7.55
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2030 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at September 30, 2021)
Alternative Strategies Funds	4.2
Exchange-Traded Equity Funds	4.1
Exchange-Traded Fixed Income Funds	8.3
Money Market Funds	0.6
Multi-Asset/Tactical Strategies Funds	82.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	5

Fund at a Glance
Columbia Adaptive Retirement 2035 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2035 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2018
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended September 30, 2021)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	04/04/18	4.50	14.02	9.90
Institutional 3 Class	04/04/18	4.50	14.00	9.93
Dow Jones Target 2035 Index		3.77	18.47	8.96
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2035 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at September 30, 2021)
Alternative Strategies Funds	4.2
Exchange-Traded Equity Funds	4.1
Exchange-Traded Fixed Income Funds	8.2
Money Market Funds	1.6
Multi-Asset/Tactical Strategies Funds	81.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Fund at a Glance
Columbia Adaptive Retirement 2040 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2040 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2021)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	10/24/17	5.02	16.65	10.03
Institutional 3 Class	10/24/17	5.01	16.69	10.07
Dow Jones Target 2040 Index		4.34	22.64	9.76
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2040 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at September 30, 2021)
Alternative Strategies Funds	4.2
Exchange-Traded Equity Funds	4.1
Exchange-Traded Fixed Income Funds	8.4
Money Market Funds	0.8
Multi-Asset/Tactical Strategies Funds	82.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	7

Fund at a Glance
Columbia Adaptive Retirement 2045 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2045 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2018
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended September 30, 2021)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	04/04/18	5.49	19.46	12.30
Institutional 3 Class	04/04/18	5.49	19.49	12.30
Dow Jones Target 2045 Index		4.81	26.10	10.93
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2045 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at September 30, 2021)
Alternative Strategies Funds	4.2
Exchange-Traded Equity Funds	4.1
Exchange-Traded Fixed Income Funds	8.3
Money Market Funds	1.8
Multi-Asset/Tactical Strategies Funds	81.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Fund at a Glance
Columbia Adaptive Retirement 2050 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2050 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2021)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	10/24/17	5.70	20.93	11.75
Institutional 3 Class	10/24/17	5.61	20.96	11.76
Dow Jones Target 2050 Index		5.12	28.40	11.07
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2050 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at September 30, 2021)
Alternative Strategies Funds	4.3
Exchange-Traded Equity Funds	4.1
Exchange-Traded Fixed Income Funds	8.3
Money Market Funds	0.8
Multi-Asset/Tactical Strategies Funds	82.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	9

Fund at a Glance
Columbia Adaptive Retirement 2055 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2055 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2018
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended September 30, 2021)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	04/04/18	5.88	21.53	13.15
Institutional 3 Class	04/04/18	5.79	21.54	13.15
Dow Jones Target 2055 Index		5.23	29.23	11.69
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2055 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at September 30, 2021)
Alternative Strategies Funds	4.2
Exchange-Traded Equity Funds	4.1
Exchange-Traded Fixed Income Funds	8.3
Money Market Funds	1.7
Multi-Asset/Tactical Strategies Funds	81.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Fund at a Glance
Columbia Adaptive Retirement 2060 Fund (Unaudited)
Investment objective
Columbia Adaptive Retirement 2060 Fund (the Fund) seeks capital appreciation and current income.
Portfolio management
Joshua Kutin, CFA
Lead Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2021)
	Inception	6 Months cumulative	1 Year	Life
Advisor Class	10/24/17	6.11	21.75	11.91
Institutional 3 Class	10/24/17	6.19	21.75	11.94
Dow Jones Target 2060 Index		5.23	29.23	11.25
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Dow Jones Target 2060 Index is designed to measure total portfolios of stocks, bonds, and cash that automatically adjust over time to reduce potential risk as an investor’s target maturity date approaches.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at September 30, 2021)
Alternative Strategies Funds	4.2
Exchange-Traded Equity Funds	4.1
Exchange-Traded Fixed Income Funds	8.3
Money Market Funds	0.9
Multi-Asset/Tactical Strategies Funds	82.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	11

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2021 — September 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Adaptive Retirement 2020 Fund
Advisor Class	1,000.00	1,000.00	1,031.10	1,022.91	2.19	2.18	0.43	2.55	2.54	0.50
Institutional 3 Class	1,000.00	1,000.00	1,032.10	1,023.06	2.04	2.03	0.40	2.39	2.38	0.47
Columbia Adaptive Retirement 2025 Fund
Advisor Class	1,000.00	1,000.00	1,036.20	1,022.86	2.25	2.23	0.44	2.60	2.59	0.51
Institutional 3 Class	1,000.00	1,000.00	1,037.10	1,023.01	2.09	2.08	0.41	2.45	2.43	0.48
Columbia Adaptive Retirement 2030 Fund
Advisor Class	1,000.00	1,000.00	1,039.10	1,022.41	2.71	2.69	0.53	3.07	3.04	0.60
Institutional 3 Class	1,000.00	1,000.00	1,040.00	1,023.01	2.10	2.08	0.41	2.45	2.43	0.48
Columbia Adaptive Retirement 2035 Fund
Advisor Class	1,000.00	1,000.00	1,045.00	1,022.61	2.51	2.48	0.49	2.87	2.84	0.56
Institutional 3 Class	1,000.00	1,000.00	1,045.00	1,023.01	2.10	2.08	0.41	2.46	2.43	0.48
12	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
April 1, 2021 — September 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Adaptive Retirement 2040 Fund
Advisor Class	1,000.00	1,000.00	1,050.20	1,022.71	2.42	2.38	0.47	2.78	2.74	0.54
Institutional 3 Class	1,000.00	1,000.00	1,050.10	1,023.01	2.11	2.08	0.41	2.47	2.43	0.48
Columbia Adaptive Retirement 2045 Fund
Advisor Class	1,000.00	1,000.00	1,054.90	1,022.81	2.32	2.28	0.45	2.68	2.64	0.52
Institutional 3 Class	1,000.00	1,000.00	1,054.90	1,023.01	2.11	2.08	0.41	2.47	2.43	0.48
Columbia Adaptive Retirement 2050 Fund
Advisor Class	1,000.00	1,000.00	1,057.00	1,022.91	2.22	2.18	0.43	2.58	2.54	0.50
Institutional 3 Class	1,000.00	1,000.00	1,056.10	1,023.01	2.11	2.08	0.41	2.47	2.43	0.48
Columbia Adaptive Retirement 2055 Fund
Advisor Class	1,000.00	1,000.00	1,058.80	1,022.81	2.32	2.28	0.45	2.68	2.64	0.52
Institutional 3 Class	1,000.00	1,000.00	1,057.90	1,023.01	2.12	2.08	0.41	2.48	2.43	0.48
Columbia Adaptive Retirement 2060 Fund
Advisor Class	1,000.00	1,000.00	1,061.10	1,022.76	2.38	2.33	0.46	2.74	2.69	0.53
Institutional 3 Class	1,000.00	1,000.00	1,061.90	1,023.01	2.12	2.08	0.41	2.48	2.43	0.48
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses for each Fund, account value at the end of the period would have been reduced.
From time to time, the Investment Manager and its affiliates may waive fees and/or reimburse certain expenses of the Funds so that Fund level expenses (expenses directly attributable to the Funds and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not waived fees and/or reimbursed the expenses of Columbia Adaptive Retirement 2020 Fund, Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2040 Fund, Columbia Adaptive Retirement 2045 Fund, Columbia Adaptive Retirement 2050 Fund, Columbia Adaptive Retirement 2055 Fund and Columbia Adaptive Retirement 2060 Fund during the six months ended September 30, 2021, the annualized expense ratios would have been 0.64% for Advisor Class for each Fund. The actual expenses paid would have been $3.26, $3.27, $3.28, $3.29, $3.30, $3.30, $3.30 and $3.31 for Advisor Class, respectively; the hypothetical expenses paid would have been $3.24 for Advisor Class for each Fund. The actual effective expenses paid would have been $3.62, $3.62, $3.64, $3.65, $3.66, $3.66, $3.66 and $3.67 for Advisor Class, respectively; the hypothetical effective expenses paid would have been $3.60 for Advisor Class for each Fund.
Other share classes of the Funds may have had expense waiver/reimbursement changes; however, the changes were not considered material.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	13

Portfolio of Investments
Columbia Adaptive Retirement 2020 Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,548	84,445
Total Alternative Strategies Funds (Cost $53,359)		84,445

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	796	81,502
Total Exchange-Traded Equity Funds (Cost $63,916)		81,502

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	367	40,392
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	652	83,254
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	777	41,406
Total Exchange-Traded Fixed Income Funds (Cost $152,941)		165,052

Multi-Asset/Tactical Strategies Funds 79.9%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	14,581	186,190
Columbia Solutions Conservative Portfolio(a)	136,843	1,460,116
Total Multi-Asset/Tactical Strategies Funds (Cost $1,524,921)		1,646,306

Money Market Funds 1.8%

Columbia Short-Term Cash Fund, 0.065%(a),(b)	37,209	37,206
Total Money Market Funds (Cost $37,204)		37,206
Total Investments in Securities (Cost: $1,832,341)		2,014,511
Other Assets & Liabilities, Net		45,376
Net Assets		2,059,887
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	63,685	112,492	(108,305)	16,573	84,445	—	4,807	—	3,548
Columbia Short-Term Cash Fund, 0.065%
	66,855	884,107	(913,751)	(5)	37,206	—	5	20	37,209
Columbia Solutions Aggressive Portfolio
	143,539	74,378	(40,370)	8,643	186,190	—	273	—	14,581
Columbia Solutions Conservative Portfolio
	1,115,016	571,523	(244,556)	18,133	1,460,116	—	(458)	—	136,843
Total	1,389,095			43,344	1,767,957	—	4,627	20

(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2020 Fund, September 30, 2021 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	84,445	—	—	—	84,445
Exchange-Traded Equity Funds	81,502	—	—	—	81,502
Exchange-Traded Fixed Income Funds	165,052	—	—	—	165,052
Multi-Asset/Tactical Strategies Funds	—	—	—	1,646,306	1,646,306
Money Market Funds	37,206	—	—	—	37,206
Total Investments in Securities	368,205	—	—	1,646,306	2,014,511
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	15

Portfolio of Investments
Columbia Adaptive Retirement 2025 Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	2,566	61,068
Total Alternative Strategies Funds (Cost $37,153)		61,068

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	576	58,977
Total Exchange-Traded Equity Funds (Cost $44,749)		58,977

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	270	29,716
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	471	60,142
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	562	29,949
Total Exchange-Traded Fixed Income Funds (Cost $111,016)		119,807

Multi-Asset/Tactical Strategies Funds 79.9%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	20,428	260,864
Columbia Solutions Conservative Portfolio(a)	87,094	929,297
Total Multi-Asset/Tactical Strategies Funds (Cost $1,074,543)		1,190,161

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 0.065%(a),(b)	27,987	27,984
Total Money Market Funds (Cost $27,981)		27,984
Total Investments in Securities (Cost: $1,295,442)		1,457,997
Other Assets & Liabilities, Net		31,306
Net Assets		1,489,303
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	53,351	65,736	(69,794)	11,775	61,068	—	3,870	—	2,566
Columbia Short-Term Cash Fund, 0.065%
	56,634	223,561	(252,209)	(2)	27,984	—	2	13	27,987
Columbia Solutions Aggressive Portfolio
	233,063	26,628	(12,439)	13,612	260,864	—	335	—	20,428
Columbia Solutions Conservative Portfolio
	822,885	93,147	(512)	13,777	929,297	—	(12)	—	87,094
Total	1,165,933			39,162	1,279,213	—	4,195	13

(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2025 Fund, September 30, 2021 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	61,068	—	—	—	61,068
Exchange-Traded Equity Funds	58,977	—	—	—	58,977
Exchange-Traded Fixed Income Funds	119,807	—	—	—	119,807
Multi-Asset/Tactical Strategies Funds	—	—	—	1,190,161	1,190,161
Money Market Funds	27,984	—	—	—	27,984
Total Investments in Securities	267,836	—	—	1,190,161	1,457,997
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	17

Portfolio of Investments
Columbia Adaptive Retirement 2030 Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,405	128,624
Total Alternative Strategies Funds (Cost $81,609)		128,624

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	1,213	124,199
Total Exchange-Traded Equity Funds (Cost $95,565)		124,199

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	569	62,624
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	986	125,902
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	1,184	63,096
Total Exchange-Traded Fixed Income Funds (Cost $241,106)		251,622

Multi-Asset/Tactical Strategies Funds 79.9%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	69,866	892,189
Columbia Solutions Conservative Portfolio(a)	151,153	1,612,802
Total Multi-Asset/Tactical Strategies Funds (Cost $2,291,927)		2,504,991

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 0.065%(a),(b)	16,889	16,888
Total Money Market Funds (Cost $16,888)		16,888
Total Investments in Securities (Cost: $2,727,095)		3,026,324
Other Assets & Liabilities, Net		108,673
Net Assets		3,134,997
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	105,362	159,481	(161,727)	25,508	128,624	—	7,647	—	5,405
Columbia Short-Term Cash Fund, 0.065%
	107,923	937,222	(1,028,257)	—	16,888	—	—	28	16,889
Columbia Solutions Aggressive Portfolio
	747,451	244,103	(143,639)	44,274	892,189	—	1,286	—	69,866
Columbia Solutions Conservative Portfolio
	1,339,325	439,310	(190,951)	25,118	1,612,802	—	(3,452)	—	151,153
Total	2,300,061			94,900	2,650,503	—	5,481	28

(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2030 Fund, September 30, 2021 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	128,624	—	—	—	128,624
Exchange-Traded Equity Funds	124,199	—	—	—	124,199
Exchange-Traded Fixed Income Funds	251,622	—	—	—	251,622
Multi-Asset/Tactical Strategies Funds	—	—	—	2,504,991	2,504,991
Money Market Funds	16,888	—	—	—	16,888
Total Investments in Securities	521,333	—	—	2,504,991	3,026,324
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	19

Portfolio of Investments
Columbia Adaptive Retirement 2035 Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,436	81,782
Total Alternative Strategies Funds (Cost $51,413)		81,782

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	772	79,045
Total Exchange-Traded Equity Funds (Cost $60,309)		79,045

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	363	39,952
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	627	80,062
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	753	40,127
Total Exchange-Traded Fixed Income Funds (Cost $152,327)		160,141

Multi-Asset/Tactical Strategies Funds 79.9%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	64,912	828,926
Columbia Solutions Conservative Portfolio(a)	71,494	762,840
Total Multi-Asset/Tactical Strategies Funds (Cost $1,403,157)		1,591,766

Money Market Funds 1.5%

Columbia Short-Term Cash Fund, 0.065%(a),(b)	30,414	30,411
Total Money Market Funds (Cost $30,411)		30,411
Total Investments in Securities (Cost: $1,697,617)		1,943,145
Other Assets & Liabilities, Net		49,346
Net Assets		1,992,491
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	69,539	99,271	(103,247)	16,219	81,782	—	5,054	—	3,436
Columbia Short-Term Cash Fund, 0.065%
	73,042	589,213	(631,844)	—	30,411	—	—	18	30,414
Columbia Solutions Aggressive Portfolio
	720,134	199,626	(133,167)	42,333	828,926	—	1,117	—	64,912
Columbia Solutions Conservative Portfolio
	656,882	196,373	(103,384)	12,969	762,840	—	(2,285)	—	71,494
Total	1,519,597			71,521	1,703,959	—	3,886	18

(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2035 Fund, September 30, 2021 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	81,782	—	—	—	81,782
Exchange-Traded Equity Funds	79,045	—	—	—	79,045
Exchange-Traded Fixed Income Funds	160,141	—	—	—	160,141
Multi-Asset/Tactical Strategies Funds	—	—	—	1,591,766	1,591,766
Money Market Funds	30,411	—	—	—	30,411
Total Investments in Securities	351,379	—	—	1,591,766	1,943,145
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	21

Portfolio of Investments
Columbia Adaptive Retirement 2040 Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,497	83,223
Total Alternative Strategies Funds (Cost $53,985)		83,223

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	785	80,376
Total Exchange-Traded Equity Funds (Cost $62,661)		80,376

Exchange-Traded Fixed Income Funds 8.1%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	370	40,722
Inflation Protected Securities 4.1%
iShares TIPS Bond ETF	647	82,616
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	766	40,820
Total Exchange-Traded Fixed Income Funds (Cost $157,699)		164,158

Multi-Asset/Tactical Strategies Funds 79.9%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	88,210	1,126,446
Columbia Solutions Conservative Portfolio(a)	46,034	491,181
Total Multi-Asset/Tactical Strategies Funds (Cost $1,396,397)		1,617,627

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 0.065%(a),(b)	14,778	14,776
Total Money Market Funds (Cost $14,776)		14,776
Total Investments in Securities (Cost: $1,685,518)		1,960,160
Other Assets & Liabilities, Net		65,068
Net Assets		2,025,228
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	63,953	107,049	(104,165)	16,386	83,223	—	4,733	—	3,497
Columbia Short-Term Cash Fund, 0.065%
	68,369	710,429	(764,022)	—	14,776	—	—	19	14,778
Columbia Solutions Aggressive Portfolio
	884,642	354,171	(165,455)	53,088	1,126,446	—	697	—	88,210
Columbia Solutions Conservative Portfolio
	382,361	166,094	(65,284)	8,010	491,181	—	(2,083)	—	46,034
Total	1,399,325			77,484	1,715,626	—	3,347	19

(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2040 Fund, September 30, 2021 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	83,223	—	—	—	83,223
Exchange-Traded Equity Funds	80,376	—	—	—	80,376
Exchange-Traded Fixed Income Funds	164,158	—	—	—	164,158
Multi-Asset/Tactical Strategies Funds	—	—	—	1,617,627	1,617,627
Money Market Funds	14,776	—	—	—	14,776
Total Investments in Securities	342,533	—	—	1,617,627	1,960,160
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	23

Portfolio of Investments
Columbia Adaptive Retirement 2045 Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,279	78,038
Total Alternative Strategies Funds (Cost $51,408)		78,038

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	736	75,359
Total Exchange-Traded Equity Funds (Cost $59,335)		75,359

Exchange-Traded Fixed Income Funds 8.1%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	347	38,191
Inflation Protected Securities 4.1%
iShares TIPS Bond ETF	607	77,508
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	718	38,262
Total Exchange-Traded Fixed Income Funds (Cost $147,855)		153,961

Multi-Asset/Tactical Strategies Funds 79.8%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	101,874	1,300,939
Columbia Solutions Conservative Portfolio(a)	20,101	214,480
Total Multi-Asset/Tactical Strategies Funds (Cost $1,284,818)		1,515,419

Money Market Funds 1.8%

Columbia Short-Term Cash Fund, 0.065%(a),(b)	33,811	33,807
Total Money Market Funds (Cost $33,806)		33,807
Total Investments in Securities (Cost: $1,577,222)		1,856,584
Other Assets & Liabilities, Net		41,014
Net Assets		1,897,598
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	57,679	101,156	(96,061)	15,264	78,038	—	4,331	—	3,279
Columbia Short-Term Cash Fund, 0.065%
	64,298	748,848	(779,338)	(1)	33,807	—	—	18	33,811
Columbia Solutions Aggressive Portfolio
	982,826	454,522	(195,781)	59,372	1,300,939	—	861	—	101,874
Columbia Solutions Conservative Portfolio
	160,607	79,498	(29,075)	3,450	214,480	—	(974)	—	20,101
Total	1,265,410			78,085	1,627,264	—	4,218	18

(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2045 Fund, September 30, 2021 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	78,038	—	—	—	78,038
Exchange-Traded Equity Funds	75,359	—	—	—	75,359
Exchange-Traded Fixed Income Funds	153,961	—	—	—	153,961
Multi-Asset/Tactical Strategies Funds	—	—	—	1,515,419	1,515,419
Money Market Funds	33,807	—	—	—	33,807
Total Investments in Securities	341,165	—	—	1,515,419	1,856,584
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	25

Portfolio of Investments
Columbia Adaptive Retirement 2050 Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,262	77,641
Total Alternative Strategies Funds (Cost $51,820)		77,641

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	732	74,950
Total Exchange-Traded Equity Funds (Cost $59,725)		74,950

Exchange-Traded Fixed Income Funds 8.1%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	347	38,191
Inflation Protected Securities 4.1%
iShares TIPS Bond ETF	595	75,975
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	714	38,049
Total Exchange-Traded Fixed Income Funds (Cost $145,999)		152,215

Multi-Asset/Tactical Strategies Funds 79.8%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	115,047	1,469,145
Columbia Solutions Conservative Portfolio(a)	3,495	37,297
Total Multi-Asset/Tactical Strategies Funds (Cost $1,259,411)		1,506,442

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 0.065%(a),(b)	14,602	14,600
Total Money Market Funds (Cost $14,600)		14,600
Total Investments in Securities (Cost: $1,531,555)		1,825,848
Other Assets & Liabilities, Net		60,802
Net Assets		1,886,650
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	52,379	120,251	(109,957)	14,968	77,641	—	4,926	—	3,262
Columbia Short-Term Cash Fund, 0.065%
	52,774	1,188,889	(1,227,063)	—	14,600	—	—	19	14,602
Columbia Solutions Aggressive Portfolio
	1,012,980	828,112	(435,180)	63,233	1,469,145	—	2,856	—	115,047
Columbia Solutions Conservative Portfolio
	25,126	22,168	(10,719)	722	37,297	—	(340)	—	3,495
Total	1,143,259			78,923	1,598,683	—	7,442	19

(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2050 Fund, September 30, 2021 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	77,641	—	—	—	77,641
Exchange-Traded Equity Funds	74,950	—	—	—	74,950
Exchange-Traded Fixed Income Funds	152,215	—	—	—	152,215
Multi-Asset/Tactical Strategies Funds	—	—	—	1,506,442	1,506,442
Money Market Funds	14,600	—	—	—	14,600
Total Investments in Securities	319,406	—	—	1,506,442	1,825,848
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	27

Portfolio of Investments
Columbia Adaptive Retirement 2055 Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,505	83,415
Total Alternative Strategies Funds (Cost $56,299)		83,415

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	786	80,478
Total Exchange-Traded Equity Funds (Cost $64,339)		80,478

Exchange-Traded Fixed Income Funds 8.1%

Emerging Markets 2.1%
iShares JPMorgan USD Emerging Markets Bond ETF	374	41,163
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	639	81,594
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	767	40,873
Total Exchange-Traded Fixed Income Funds (Cost $157,684)		163,630

Multi-Asset/Tactical Strategies Funds 79.8%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	126,659	1,617,430
Total Multi-Asset/Tactical Strategies Funds (Cost $1,367,377)		1,617,430

Money Market Funds 1.7%

Columbia Short-Term Cash Fund, 0.065%(a),(b)	34,408	34,405
Total Money Market Funds (Cost $34,404)		34,405
Total Investments in Securities (Cost: $1,680,103)		1,979,358
Other Assets & Liabilities, Net		46,318
Net Assets		2,025,676
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	56,745	122,194	(111,626)	16,102	83,415	—	5,131	—	3,505
Columbia Short-Term Cash Fund, 0.065%
	59,892	1,132,215	(1,157,702)	—	34,405	—	—	20	34,408
Columbia Solutions Aggressive Portfolio
	1,126,086	812,406	(391,311)	70,249	1,617,430	—	1,698	—	126,659
Total	1,242,723			86,351	1,735,250	—	6,829	20

(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2055 Fund, September 30, 2021 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	83,415	—	—	—	83,415
Exchange-Traded Equity Funds	80,478	—	—	—	80,478
Exchange-Traded Fixed Income Funds	163,630	—	—	—	163,630
Multi-Asset/Tactical Strategies Funds	—	—	—	1,617,430	1,617,430
Money Market Funds	34,405	—	—	—	34,405
Total Investments in Securities	361,928	—	—	1,617,430	1,979,358
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	29

Portfolio of Investments
Columbia Adaptive Retirement 2060 Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,656	87,007
Total Alternative Strategies Funds (Cost $58,578)		87,007

Exchange-Traded Equity Funds 4.0%

Real Estate 4.0%
iShares U.S. Real Estate ETF	821	84,062
Total Exchange-Traded Equity Funds (Cost $67,377)		84,062

Exchange-Traded Fixed Income Funds 8.0%

Emerging Markets 2.0%
iShares JPMorgan USD Emerging Markets Bond ETF	383	42,153
Inflation Protected Securities 4.0%
iShares TIPS Bond ETF	667	85,169
Investment Grade 2.0%
Vanguard Mortgage-Backed Securities ETF	801	42,685
Total Exchange-Traded Fixed Income Funds (Cost $164,748)		170,007

Multi-Asset/Tactical Strategies Funds 79.8%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	132,288	1,689,320
Total Multi-Asset/Tactical Strategies Funds (Cost $1,432,939)		1,689,320

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 0.065%(a),(b)	18,019	18,018
Total Money Market Funds (Cost $18,018)		18,018
Total Investments in Securities (Cost: $1,741,660)		2,048,414
Other Assets & Liabilities, Net		67,250
Net Assets		2,115,664
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	63,444	101,125	(94,543)	16,981	87,007	—	4,102	—	3,656
Columbia Short-Term Cash Fund, 0.065%
	66,684	597,713	(646,379)	—	18,018	—	—	18	18,019
Columbia Solutions Aggressive Portfolio
	1,258,326	389,558	(33,806)	75,242	1,689,320	—	335	—	132,288
Total	1,388,454			92,223	1,794,345	—	4,437	18

(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2060 Fund, September 30, 2021 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	87,007	—	—	—	87,007
Exchange-Traded Equity Funds	84,062	—	—	—	84,062
Exchange-Traded Fixed Income Funds	170,007	—	—	—	170,007
Multi-Asset/Tactical Strategies Funds	—	—	—	1,689,320	1,689,320
Money Market Funds	18,018	—	—	—	18,018
Total Investments in Securities	359,094	—	—	1,689,320	2,048,414
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	31

Statement of Assets and Liabilities
September 30, 2021 (Unaudited)
	Columbia Adaptive Retirement 2020 Fund	Columbia Adaptive Retirement 2025 Fund	Columbia Adaptive Retirement 2030 Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $216,857, $155,765, $336,671, respectively)	$246,554	$178,784	$375,821
Affiliated issuers (cost $1,615,484, $1,139,677, $2,390,424, respectively)	1,767,957	1,279,213	2,650,503
Receivable for:
Investments sold	83,946	64,042	141,295
Dividends	1	1	1
Expense reimbursement due from Investment Manager	256	254	259
Prepaid expenses	2,497	2,495	2,511
Trustees’ deferred compensation plan	19,564	16,315	19,458
Other assets	11,425	—	11,425
Total assets	2,132,200	1,541,104	3,201,273
Liabilities
Payable for:
Investments purchased	37,689	13,190	31,674
Management services fees	25	18	38
Transfer agent fees	19	20	168
Compensation of board members	5,898	5,895	5,832
Audit fees	5,516	5,515	5,515
State registration fees	—	7,206	—
Other expenses	3,602	3,642	3,591
Trustees’ deferred compensation plan	19,564	16,315	19,458
Total liabilities	72,313	51,801	66,276
Net assets applicable to outstanding capital stock	$2,059,887	$1,489,303	$3,134,997
Represented by
Paid in capital	1,293,949	1,070,457	2,777,489
Total distributable earnings (loss)	765,938	418,846	357,508
Total - representing net assets applicable to outstanding capital stock	$2,059,887	$1,489,303	$3,134,997
Advisor Class
Net assets	$724,392	$749,310	$1,934,838
Shares outstanding	64,309	65,378	169,455
Net asset value per share	$11.26	$11.46	$11.42
Institutional 3 Class
Net assets	$1,335,495	$739,993	$1,200,159
Shares outstanding	118,496	64,539	104,880
Net asset value per share	$11.27	$11.47	$11.44
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
September 30, 2021 (Unaudited)
	Columbia Adaptive Retirement 2035 Fund	Columbia Adaptive Retirement 2040 Fund	Columbia Adaptive Retirement 2045 Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $212,636, $220,360, $207,190, respectively)	$239,186	$244,534	$229,320
Affiliated issuers (cost $1,484,981, $1,465,158, $1,370,032, respectively)	1,703,959	1,715,626	1,627,264
Receivable for:
Investments sold	91,625	90,641	82,589
Dividends	1	1	2
Expense reimbursement due from Investment Manager	256	256	256
Prepaid expenses	2,499	2,499	2,497
Trustees’ deferred compensation plan	16,266	19,410	16,262
Other assets	—	11,425	—
Total assets	2,053,792	2,084,392	1,958,190
Liabilities
Payable for:
Investments purchased	22,683	24,689	22,049
Management services fees	24	25	23
Transfer agent fees	58	36	20
Compensation of board members	5,828	5,828	5,827
Audit fees	5,516	5,515	5,516
State registration fees	7,206	—	7,206
Other expenses	3,720	3,661	3,689
Trustees’ deferred compensation plan	16,266	19,410	16,262
Total liabilities	61,301	59,164	60,592
Net assets applicable to outstanding capital stock	$1,992,491	$2,025,228	$1,897,598
Represented by
Paid in capital	1,703,786	1,707,197	1,578,835
Total distributable earnings (loss)	288,705	318,031	318,763
Total - representing net assets applicable to outstanding capital stock	$1,992,491	$2,025,228	$1,897,598
Advisor Class
Net assets	$1,061,259	$848,518	$713,686
Shares outstanding	87,887	68,702	56,244
Net asset value per share	$12.08	$12.35	$12.69
Institutional 3 Class
Net assets	$931,232	$1,176,710	$1,183,912
Shares outstanding	77,062	95,196	93,279
Net asset value per share	$12.08	$12.36	$12.69
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	33

Statement of Assets and Liabilities  (continued)
September 30, 2021 (Unaudited)
	Columbia Adaptive Retirement 2050 Fund	Columbia Adaptive Retirement 2055 Fund	Columbia Adaptive Retirement 2060 Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $205,724, $222,023, $232,125, respectively)	$227,165	$244,108	$254,069
Affiliated issuers (cost $1,325,831, $1,458,080, $1,509,535, respectively)	1,598,683	1,735,250	1,794,345
Receivable for:
Investments sold	82,845	89,390	92,950
Dividends	1	1	1
Expense reimbursement due from Investment Manager	257	256	256
Prepaid expenses	2,499	2,497	2,496
Trustees’ deferred compensation plan	19,408	16,262	19,408
Other assets	11,425	—	11,425
Total assets	1,942,283	2,087,764	2,174,950
Liabilities
Payable for:
Investments purchased	21,236	23,623	24,936
Management services fees	23	25	26
Transfer agent fees	25	10	21
Compensation of board members	5,828	5,827	5,827
Audit fees	5,515	5,516	5,515
State registration fees	—	7,206	—
Other expenses	3,598	3,619	3,553
Trustees’ deferred compensation plan	19,408	16,262	19,408
Total liabilities	55,633	62,088	59,286
Net assets applicable to outstanding capital stock	$1,886,650	$2,025,676	$2,115,664
Represented by
Paid in capital	1,523,355	1,685,038	1,774,638
Total distributable earnings (loss)	363,295	340,638	341,026
Total - representing net assets applicable to outstanding capital stock	$1,886,650	$2,025,676	$2,115,664
Advisor Class
Net assets	$460,059	$580,699	$1,004,834
Shares outstanding	35,448	44,788	77,109
Net asset value per share	$12.98	$12.97	$13.03
Institutional 3 Class
Net assets	$1,426,591	$1,444,977	$1,110,830
Shares outstanding	109,901	111,423	85,210
Net asset value per share	$12.98	$12.97	$13.04
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Statement of Operations
Six Months Ended September 30, 2021 (Unaudited)
	Columbia Adaptive Retirement 2020 Fund	Columbia Adaptive Retirement 2025 Fund	Columbia Adaptive Retirement 2030 Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$4,145	$3,087	$6,451
Dividends — affiliated issuers	20	13	28
Total income	4,165	3,100	6,479
Expenses:
Management services fees	4,567	3,345	7,076
Transfer agent fees
Advisor Class	117	123	1,175
Institutional 3 Class	41	24	42
Compensation of board members	8,290	8,287	8,352
Custodian fees	962	525	932
Printing and postage fees	2,617	2,617	2,621
Registration fees	21,270	21,271	21,270
Audit fees	5,516	5,515	5,516
Legal fees	5,871	5,868	5,877
Other	2,685	2,808	2,893
Total expenses	51,936	50,383	55,754
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(47,848)	(47,281)	(48,099)
Total net expenses	4,088	3,102	7,655
Net investment income (loss)	77	(2)	(1,176)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	403	4	(116)
Investments — affiliated issuers	4,627	4,195	5,481
Net realized gain	5,030	4,199	5,365
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	9,158	7,013	15,116
Investments — affiliated issuers	43,344	39,162	94,900
Net change in unrealized appreciation (depreciation)	52,502	46,175	110,016
Net realized and unrealized gain	57,532	50,374	115,381
Net increase in net assets resulting from operations	$57,609	$50,372	$114,205
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	35

Statement of Operations  (continued)
Six Months Ended September 30, 2021 (Unaudited)
	Columbia Adaptive Retirement 2035 Fund	Columbia Adaptive Retirement 2040 Fund	Columbia Adaptive Retirement 2045 Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$4,124	$4,127	$3,853
Dividends — affiliated issuers	18	19	18
Total income	4,142	4,146	3,871
Expenses:
Management services fees	4,522	4,535	4,237
Transfer agent fees
Advisor Class	424	268	158
Institutional 3 Class	39	43	43
Compensation of board members	8,346	8,345	8,345
Custodian fees	659	1,001	690
Printing and postage fees	2,632	2,641	2,632
Registration fees	21,271	21,271	21,271
Audit fees	5,516	5,515	5,516
Legal fees	5,871	5,871	5,870
Other	2,888	2,887	2,884
Total expenses	52,168	52,377	51,646
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(47,601)	(47,952)	(47,606)
Total net expenses	4,567	4,425	4,040
Net investment loss	(425)	(279)	(169)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9)	(213)	(219)
Investments — affiliated issuers	3,886	3,347	4,218
Net realized gain	3,877	3,134	3,999
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	9,734	9,525	8,728
Investments — affiliated issuers	71,521	77,484	78,085
Net change in unrealized appreciation (depreciation)	81,255	87,009	86,813
Net realized and unrealized gain	85,132	90,143	90,812
Net increase in net assets resulting from operations	$84,707	$89,864	$90,643
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Statement of Operations  (continued)
Six Months Ended September 30, 2021 (Unaudited)
	Columbia Adaptive Retirement 2050 Fund	Columbia Adaptive Retirement 2055 Fund	Columbia Adaptive Retirement 2060 Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$3,923	$4,148	$4,228
Dividends — affiliated issuers	19	20	18
Total income	3,942	4,168	4,246
Expenses:
Management services fees	4,338	4,594	4,606
Transfer agent fees
Advisor Class	45	117	259
Institutional 3 Class	46	47	31
Compensation of board members	8,345	8,345	8,345
Custodian fees	1,016	639	972
Printing and postage fees	2,635	2,617	2,622
Registration fees	21,271	21,271	21,271
Audit fees	5,516	5,516	5,516
Legal fees	5,870	5,871	5,870
Other	2,887	2,886	2,885
Total expenses	51,969	51,903	52,377
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(47,945)	(47,574)	(47,901)
Total net expenses	4,024	4,329	4,476
Net investment loss	(82)	(161)	(230)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	283	109	(658)
Investments — affiliated issuers	7,442	6,829	4,437
Net realized gain	7,725	6,938	3,779
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	8,775	9,250	9,477
Investments — affiliated issuers	78,923	86,351	92,223
Net change in unrealized appreciation (depreciation)	87,698	95,601	101,700
Net realized and unrealized gain	95,423	102,539	105,479
Net increase in net assets resulting from operations	$95,341	$102,378	$105,249
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	37

Statement of Changes in Net Assets
	Columbia Adaptive Retirement 2020 Fund		Columbia Adaptive Retirement 2025 Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Operations
Net investment income (loss)	$77	$66,169	$(2)	$34,150
Net realized gain	5,030	726,431	4,199	327,885
Net change in unrealized appreciation (depreciation)	52,502	82,517	46,175	116,562
Net increase in net assets resulting from operations	57,609	875,117	50,372	478,597
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	—	(126,204)	—	(68,477)
Institutional 3 Class	—	(122,672)	—	(64,468)
Total distributions to shareholders	—	(248,876)	—	(132,945)
Increase (decrease) in net assets from capital stock activity	427,653	(6,633,522)	118,715	(2,548,030)
Total increase (decrease) in net assets	485,262	(6,007,281)	169,087	(2,202,378)
Net assets at beginning of period	1,574,625	7,581,906	1,320,216	3,522,594
Net assets at end of period	$2,059,887	$1,574,625	$1,489,303	$1,320,216

	Columbia Adaptive Retirement 2020 Fund				Columbia Adaptive Retirement 2025 Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	September 30, 2021 (Unaudited)		March 31, 2021		September 30, 2021 (Unaudited)		March 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Subscriptions	2,353	26,617	10,789	117,603	75	873	10,879	119,025
Distributions reinvested	—	—	11,568	126,204	—	—	6,237	68,477
Redemptions	(15,684)	(175,035)	(319,343)	(3,500,000)	(2)	(20)	(126,811)	(1,400,000)
Net increase (decrease)	(13,331)	(148,418)	(296,986)	(3,256,193)	73	853	(109,695)	(1,212,498)
Institutional 3 Class
Subscriptions	67,921	754,147	—	—	10,495	118,045	—	—
Distributions reinvested	—	—	11,244	122,672	—	—	5,871	64,468
Redemptions	(15,952)	(178,076)	(319,343)	(3,500,001)	(16)	(183)	(126,811)	(1,400,000)
Net increase (decrease)	51,969	576,071	(308,099)	(3,377,329)	10,479	117,862	(120,940)	(1,335,532)
Total net increase (decrease)	38,638	427,653	(605,085)	(6,633,522)	10,552	118,715	(230,635)	(2,548,030)
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Columbia Adaptive Retirement 2030 Fund		Columbia Adaptive Retirement 2035 Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Operations
Net investment income (loss)	$(1,176)	$20,028	$(425)	$15,528
Net realized gain	5,365	110,277	3,877	78,048
Net change in unrealized appreciation (depreciation)	110,016	246,922	81,255	205,440
Net increase in net assets resulting from operations	114,205	377,227	84,707	299,016
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	—	(77,829)	—	(41,953)
Institutional 3 Class	—	(22,476)	—	(23,146)
Total distributions to shareholders	—	(100,305)	—	(65,099)
Increase in net assets from capital stock activity	412,125	99,432	186,540	63,073
Total increase in net assets	526,330	376,354	271,247	296,990
Net assets at beginning of period	2,608,667	2,232,313	1,721,244	1,424,254
Net assets at end of period	$3,134,997	$2,608,667	$1,992,491	$1,721,244

	Columbia Adaptive Retirement 2030 Fund				Columbia Adaptive Retirement 2035 Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	September 30, 2021 (Unaudited)		March 31, 2021		September 30, 2021 (Unaudited)		March 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Subscriptions	—	—	11,625	116,729	73	897	10,665	108,998
Distributions reinvested	—	—	7,180	77,829	—	—	3,709	41,953
Redemptions	(15,501)	(175,000)	(10,889)	(117,602)	(8,385)	(100,030)	(10,665)	(119,025)
Net increase (decrease)	(15,501)	(175,000)	7,916	76,956	(8,312)	(99,133)	3,709	31,926
Institutional 3 Class
Subscriptions	69,591	781,218	—	—	37,518	443,407	686	8,001
Distributions reinvested	—	—	2,072	22,476	—	—	2,047	23,146
Redemptions	(17,121)	(194,093)	—	—	(13,189)	(157,734)	—	—
Net increase	52,470	587,125	2,072	22,476	24,329	285,673	2,733	31,147
Total net increase	36,969	412,125	9,988	99,432	16,017	186,540	6,442	63,073
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	39

Statement of Changes in Net Assets   (continued)
	Columbia Adaptive Retirement 2040 Fund		Columbia Adaptive Retirement 2045 Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Operations
Net investment income (loss)	$(279)	$15,872	$(169)	$16,222
Net realized gain	3,134	82,807	3,999	68,536
Net change in unrealized appreciation (depreciation)	87,009	211,267	86,813	221,509
Net increase in net assets resulting from operations	89,864	309,946	90,643	306,267
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	—	(46,931)	—	(36,645)
Institutional 3 Class	—	(33,232)	—	(28,926)
Total distributions to shareholders	—	(80,163)	—	(65,571)
Increase in net assets from capital stock activity	351,851	243,310	376,859	202,042
Total increase in net assets	441,715	473,093	467,502	442,738
Net assets at beginning of period	1,583,513	1,110,420	1,430,096	987,358
Net assets at end of period	$2,025,228	$1,583,513	$1,897,598	$1,430,096

	Columbia Adaptive Retirement 2040 Fund				Columbia Adaptive Retirement 2045 Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	September 30, 2021 (Unaudited)		March 31, 2021		September 30, 2021 (Unaudited)		March 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Subscriptions	171	2,145	25,592	264,831	241	2,960	14,406	150,824
Distributions reinvested	—	—	4,106	46,931	—	—	3,162	36,645
Redemptions	(10,265)	(125,131)	(10,613)	(120,356)	(10,285)	(128,654)	(1,280)	(15,642)
Net increase (decrease)	(10,094)	(122,986)	19,085	191,406	(10,044)	(125,694)	16,288	171,827
Institutional 3 Class
Subscriptions	49,735	600,805	1,716	18,960	51,590	639,304	107	1,289
Distributions reinvested	—	—	2,907	33,232	—	—	2,496	28,926
Redemptions	(10,332)	(125,968)	(26)	(288)	(10,914)	(136,751)	—	—
Net increase	39,403	474,837	4,597	51,904	40,676	502,553	2,603	30,215
Total net increase	29,309	351,851	23,682	243,310	30,632	376,859	18,891	202,042
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Columbia Adaptive Retirement 2050 Fund		Columbia Adaptive Retirement 2055 Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Operations
Net investment income (loss)	$(82)	$18,054	$(161)	$17,365
Net realized gain	7,725	97,387	6,938	65,800
Net change in unrealized appreciation (depreciation)	87,698	236,651	95,601	235,851
Net increase in net assets resulting from operations	95,341	352,092	102,378	319,016
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	—	(44,849)	—	(35,114)
Institutional 3 Class	—	(31,789)	—	(29,034)
Total distributions to shareholders	—	(76,638)	—	(64,148)
Increase in net assets from capital stock activity	493,689	24,569	516,228	169,504
Total increase in net assets	589,030	300,023	618,606	424,372
Net assets at beginning of period	1,297,620	997,597	1,407,070	982,698
Net assets at end of period	$1,886,650	$1,297,620	$2,025,676	$1,407,070

	Columbia Adaptive Retirement 2050 Fund				Columbia Adaptive Retirement 2055 Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	September 30, 2021 (Unaudited)		March 31, 2021		September 30, 2021 (Unaudited)		March 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Subscriptions	134	1,799	22,149	232,822	73	975	10,557	120,356
Distributions reinvested	—	—	3,810	44,849	—	—	2,994	35,114
Redemptions	(17,616)	(225,130)	(23,535)	(284,891)	(17,635)	(225,020)	(1,201)	(15,000)
Net increase (decrease)	(17,482)	(223,331)	2,424	(7,220)	(17,562)	(224,045)	12,350	140,470
Institutional 3 Class
Subscriptions	82,909	1,049,941	—	—	80,465	1,017,242	—	—
Distributions reinvested	—	—	2,701	31,789	—	—	2,475	29,034
Redemptions	(25,709)	(332,921)	—	—	(21,517)	(276,969)	—	—
Net increase	57,200	717,020	2,701	31,789	58,948	740,273	2,475	29,034
Total net increase	39,718	493,689	5,125	24,569	41,386	516,228	14,825	169,504
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	41

Statement of Changes in Net Assets   (continued)
	Columbia Adaptive Retirement 2060 Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Operations
Net investment income (loss)	$(230)	$16,078
Net realized gain	3,779	61,448
Net change in unrealized appreciation (depreciation)	101,700	235,704
Net increase in net assets resulting from operations	105,249	313,230
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	—	(35,611)
Institutional 3 Class	—	(32,886)
Total distributions to shareholders	—	(68,497)
Increase in net assets from capital stock activity	438,102	318,449
Total increase in net assets	543,351	563,182
Net assets at beginning of period	1,572,313	1,009,131
Net assets at end of period	$2,115,664	$1,572,313

	Columbia Adaptive Retirement 2060 Fund
	Six Months Ended		Year Ended
	September 30, 2021 (Unaudited)		March 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Advisor Class
Subscriptions	1,894	24,888	22,185	269,196
Distributions reinvested	—	—	3,031	35,611
Redemptions	(1)	(10)	(1,720)	(19,244)
Net increase	1,893	24,878	23,496	285,563
Institutional 3 Class
Subscriptions	35,580	455,039	—	—
Distributions reinvested	—	—	2,799	32,886
Redemptions	(3,169)	(41,815)	—	—
Net increase	32,411	413,224	2,799	32,886
Total net increase	34,304	438,102	26,295	318,449
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Adaptive Retirement Funds | Semiannual Report 2021

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Columbia Adaptive Retirement Funds | Semiannual Report 2021	43

Financial Highlights
Columbia Adaptive Retirement 2020 Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$10.92	(0.00)(c)	0.34	0.34	—	—	—
Year Ended 3/31/2021	$10.12	0.11	1.02	1.13	(0.26)	(0.07)	(0.33)
Year Ended 3/31/2020	$10.17	0.21	0.19	0.40	(0.41)	(0.04)	(0.45)
Year Ended 3/31/2019	$10.04	0.33	0.18	0.51	(0.35)	(0.03)	(0.38)
Year Ended 3/31/2018(e)	$10.00	0.03	0.04	0.07	(0.03)	—	(0.03)
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$10.92	0.00(c)	0.35	0.35	—	—	—
Year Ended 3/31/2021	$10.12	0.11	1.02	1.13	(0.26)	(0.07)	(0.33)
Year Ended 3/31/2020	$10.17	0.21	0.19	0.40	(0.41)	(0.04)	(0.45)
Year Ended 3/31/2019	$10.04	0.33	0.18	0.51	(0.35)	(0.03)	(0.38)
Year Ended 3/31/2018(e)	$10.00	0.03	0.04	0.07	(0.03)	—	(0.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Adaptive Retirement 2020 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$11.26	3.11%	5.13%(d)	0.43%(d)	(0.03%)(d)	29%	$724
Year Ended 3/31/2021	$10.92	11.14%	1.78%	0.45%	1.03%	36%	$848
Year Ended 3/31/2020	$10.12	3.80%	1.52%	0.43%	2.05%	25%	$3,791
Year Ended 3/31/2019	$10.17	5.41%	1.87%	0.42%	3.27%	26%	$3,809
Year Ended 3/31/2018(e)	$10.04	0.71%	2.14%(d)	0.41%(d)	0.58%(d)	8%	$2,509
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$11.27	3.21%	5.11%(d)	0.40%(d)	0.01%(d)	29%	$1,335
Year Ended 3/31/2021	$10.92	11.14%	1.73%	0.44%	1.02%	36%	$727
Year Ended 3/31/2020	$10.12	3.80%	1.52%	0.42%	2.05%	25%	$3,791
Year Ended 3/31/2019	$10.17	5.41%	1.87%	0.42%	3.27%	26%	$3,809
Year Ended 3/31/2018(e)	$10.04	0.71%	2.14%(d)	0.41%(d)	0.58%(d)	8%	$2,509
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	45

Financial Highlights
Columbia Adaptive Retirement 2025 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$11.06	(0.00)(c)	0.40	0.40	—	—	—
Year Ended 3/31/2021	$10.06	0.12	1.25	1.37	(0.28)	(0.09)	(0.37)
Year Ended 3/31/2020	$10.14	0.22	0.19	0.41	(0.43)	(0.06)	(0.49)
Year Ended 3/31/2019(e)	$10.00	0.34	0.20	0.54	(0.38)	(0.02)	(0.40)
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$11.06	0.00(c)	0.41	0.41	—	—	—
Year Ended 3/31/2021	$10.06	0.11	1.26	1.37	(0.28)	(0.09)	(0.37)
Year Ended 3/31/2020	$10.14	0.22	0.19	0.41	(0.43)	(0.06)	(0.49)
Year Ended 3/31/2019(e)	$10.00	0.34	0.20	0.54	(0.38)	(0.02)	(0.40)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Adaptive Retirement 2025 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$11.46	3.62%	6.77%(d)	0.44%(d)	(0.02%)(d)	12%	$749
Year Ended 3/31/2021	$11.06	13.63%	3.10%	0.45%	1.09%	40%	$722
Year Ended 3/31/2020	$10.06	3.89%	2.78%	0.42%	2.13%	29%	$1,761
Year Ended 3/31/2019(e)	$10.14	5.71%	3.75%(d)	0.42%(d)	3.50%(d)	28%	$1,775
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$11.47	3.71%	6.76%(d)	0.41%(d)	0.01%(d)	12%	$740
Year Ended 3/31/2021	$11.06	13.63%	3.09%	0.44%	1.07%	40%	$598
Year Ended 3/31/2020	$10.06	3.89%	2.78%	0.42%	2.13%	29%	$1,761
Year Ended 3/31/2019(e)	$10.14	5.71%	3.75%(d)	0.42%(d)	3.50%(d)	28%	$1,775
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	47

Financial Highlights
Columbia Adaptive Retirement 2030 Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$10.99	(0.01)	0.44	0.43	—	—	—
Year Ended 3/31/2021	$9.82	0.08	1.53	1.61	(0.29)	(0.15)	(0.44)
Year Ended 3/31/2020	$9.91	0.31	0.07	0.38	(0.45)	(0.02)	(0.47)
Year Ended 3/31/2019	$10.05	0.35	0.20	0.55	(0.41)	(0.28)	(0.69)
Year Ended 3/31/2018(d)	$10.00	0.03	0.06	0.09	(0.04)	—	(0.04)
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$11.00	(0.00)(e)	0.44	0.44	—	—	—
Year Ended 3/31/2021	$9.83	0.10	1.52	1.62	(0.30)	(0.15)	(0.45)
Year Ended 3/31/2020	$9.92	0.23	0.16	0.39	(0.46)	(0.02)	(0.48)
Year Ended 3/31/2019	$10.05	0.34	0.22	0.56	(0.41)	(0.28)	(0.69)
Year Ended 3/31/2018(d)	$10.00	0.03	0.06	0.09	(0.04)	—	(0.04)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Adaptive Retirement 2030 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$11.42	3.91%	3.57%(c)	0.53%(c)	(0.12%)(c)	24%	$1,935
Year Ended 3/31/2021	$10.99	16.43%	3.87%	0.55%	0.77%	25%	$2,032
Year Ended 3/31/2020	$9.82	3.65%	5.30%	0.52%	3.00%	41%	$1,738
Year Ended 3/31/2019	$9.91	6.19%	8.55%	0.45%	3.40%	23%	$645
Year Ended 3/31/2018(d)	$10.05	0.86%	1.29%(c)	0.41%(c)	0.67%(c)	9%	$5,115
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$11.44	4.00%	3.47%(c)	0.41%(c)	(0.00%)(c),(e)	24%	$1,200
Year Ended 3/31/2021	$11.00	16.51%	3.77%	0.44%	0.91%	25%	$577
Year Ended 3/31/2020	$9.83	3.68%	5.21%	0.42%	2.20%	41%	$495
Year Ended 3/31/2019	$9.92	6.31%	8.52%	0.43%	3.34%	23%	$500
Year Ended 3/31/2018(d)	$10.05	0.86%	1.29%(c)	0.41%(c)	0.66%(c)	9%	$5,014
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	49

Financial Highlights
Columbia Adaptive Retirement 2035 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$11.56	(0.00)(c)	0.52	0.52	—	—	—
Year Ended 3/31/2021	$9.99	0.10	1.92	2.02	(0.32)	(0.13)	(0.45)
Year Ended 3/31/2020	$10.13	0.31	0.13	0.44	(0.52)	(0.06)	(0.58)
Year Ended 3/31/2019(e)	$10.00	0.40	0.18	0.58	(0.43)	(0.02)	(0.45)
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$11.56	(0.00)(c)	0.52	0.52	—	—	—
Year Ended 3/31/2021	$10.00	0.11	1.91	2.02	(0.33)	(0.13)	(0.46)
Year Ended 3/31/2020	$10.13	0.25	0.20	0.45	(0.52)	(0.06)	(0.58)
Year Ended 3/31/2019(e)	$10.00	0.40	0.18	0.58	(0.43)	(0.02)	(0.45)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Adaptive Retirement 2035 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$12.08	4.50%	5.20%(d)	0.49%(d)	(0.08%)(d)	25%	$1,061
Year Ended 3/31/2021	$11.56	20.36%	5.61%	0.52%	0.90%	29%	$1,112
Year Ended 3/31/2020	$9.99	3.97%	6.94%	0.48%	2.90%	42%	$924
Year Ended 3/31/2019(e)	$10.13	6.31%	11.96%(d)	0.43%(d)	4.04%(d)	32%	$507
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$12.08	4.50%	5.15%(d)	0.41%(d)	(0.00%)(c),(d)	25%	$931
Year Ended 3/31/2021	$11.56	20.32%	5.56%	0.44%	1.03%	29%	$610
Year Ended 3/31/2020	$10.00	4.09%	6.89%	0.42%	2.37%	42%	$500
Year Ended 3/31/2019(e)	$10.13	6.31%	11.96%(d)	0.43%(d)	4.04%(d)	32%	$507
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	51

Financial Highlights
Columbia Adaptive Retirement 2040 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$11.76	(0.00)(c)	0.59	0.59	—	—	—
Year Ended 3/31/2021	$10.01	0.12	2.26	2.38	(0.36)	(0.27)	(0.63)
Year Ended 3/31/2020	$10.15	0.27	0.18	0.45	(0.55)	(0.04)	(0.59)
Year Ended 3/31/2019	$10.05	0.43	0.16	0.59	(0.45)	(0.04)	(0.49)
Year Ended 3/31/2018(e)	$10.00	0.03	0.07	0.10	(0.04)	(0.01)	(0.05)
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$11.77	(0.00)(c)	0.59	0.59	—	—	—
Year Ended 3/31/2021	$10.01	0.13	2.26	2.39	(0.36)	(0.27)	(0.63)
Year Ended 3/31/2020	$10.15	0.26	0.19	0.45	(0.55)	(0.04)	(0.59)
Year Ended 3/31/2019	$10.05	0.44	0.15	0.59	(0.45)	(0.04)	(0.49)
Year Ended 3/31/2018(e)	$10.00	0.03	0.07	0.10	(0.04)	(0.01)	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Adaptive Retirement 2040 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$12.35	5.02%	5.21%(d)	0.47%(d)	(0.06%)(d)	25%	$849
Year Ended 3/31/2021	$11.76	23.95%	6.19%	0.50%	1.04%	28%	$927
Year Ended 3/31/2020	$10.01	4.03%	7.83%	0.45%	2.51%	41%	$598
Year Ended 3/31/2019	$10.15	6.54%	10.76%	0.43%	4.26%	30%	$527
Year Ended 3/31/2018(e)	$10.05	0.96%	8.70%(d)	0.42%(d)	0.72%(d)	9%	$531
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$12.36	5.01%	5.16%(d)	0.41%(d)	(0.00%)(c),(d)	25%	$1,177
Year Ended 3/31/2021	$11.77	24.10%	6.15%	0.44%	1.15%	28%	$657
Year Ended 3/31/2020	$10.01	4.05%	7.84%	0.42%	2.45%	41%	$513
Year Ended 3/31/2019	$10.15	6.55%	10.75%	0.43%	4.34%	30%	$508
Year Ended 3/31/2018(e)	$10.05	0.96%	8.69%(d)	0.42%(d)	0.72%(d)	9%	$503
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	53

Financial Highlights
Columbia Adaptive Retirement 2045 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$12.03	(0.00)(c)	0.66	0.66	—	—	—
Year Ended 3/31/2021	$9.87	0.15	2.59	2.74	(0.41)	(0.17)	(0.58)
Year Ended 3/31/2020	$10.12	0.28	0.17	0.45	(0.60)	(0.10)	(0.70)
Year Ended 3/31/2019(e)	$10.00	0.45	0.16	0.61	(0.46)	(0.03)	(0.49)
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$12.03	(0.00)(c)	0.66	0.66	—	—	—
Year Ended 3/31/2021	$9.87	0.14	2.60	2.74	(0.41)	(0.17)	(0.58)
Year Ended 3/31/2020	$10.12	0.28	0.17	0.45	(0.60)	(0.10)	(0.70)
Year Ended 3/31/2019(e)	$10.00	0.45	0.16	0.61	(0.46)	(0.03)	(0.49)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Adaptive Retirement 2045 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$12.69	5.49%	5.49%(d)	0.45%(d)	(0.05%)(d)	26%	$714
Year Ended 3/31/2021	$12.03	27.94%	7.06%	0.48%	1.29%	18%	$797
Year Ended 3/31/2020	$9.87	3.92%	8.27%	0.43%	2.60%	35%	$494
Year Ended 3/31/2019(e)	$10.12	6.89%	11.97%(d)	0.43%(d)	4.59%(d)	30%	$506
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$12.69	5.49%	5.46%(d)	0.41%(d)	(0.00%)(c),(d)	26%	$1,184
Year Ended 3/31/2021	$12.03	27.96%	7.05%	0.44%	1.27%	18%	$633
Year Ended 3/31/2020	$9.87	3.92%	8.27%	0.42%	2.61%	35%	$494
Year Ended 3/31/2019(e)	$10.12	6.89%	11.98%(d)	0.43%(d)	4.59%(d)	30%	$506
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	55

Financial Highlights
Columbia Adaptive Retirement 2050 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$12.28	(0.00)(c)	0.70	0.70	—	—	—
Year Ended 3/31/2021	$9.93	0.15	2.83	2.98	(0.41)	(0.22)	(0.63)
Year Ended 3/31/2020	$10.15	0.28	0.17	0.45	(0.61)	(0.06)	(0.67)
Year Ended 3/31/2019	$10.06	0.47	0.15	0.62	(0.49)	(0.04)	(0.53)
Year Ended 3/31/2018(e)	$10.00	0.03	0.08	0.11	(0.05)	—	(0.05)
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$12.29	(0.00)(c)	0.69	0.69	—	—	—
Year Ended 3/31/2021	$9.93	0.16	2.84	3.00	(0.42)	(0.22)	(0.64)
Year Ended 3/31/2020	$10.15	0.28	0.17	0.45	(0.61)	(0.06)	(0.67)
Year Ended 3/31/2019	$10.06	0.47	0.15	0.62	(0.49)	(0.04)	(0.53)
Year Ended 3/31/2018(e)	$10.00	0.03	0.08	0.11	(0.05)	—	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Adaptive Retirement 2050 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$12.98	5.70%	5.41%(d)	0.43%(d)	(0.03%)(d)	41%	$460
Year Ended 3/31/2021	$12.28	30.31%	6.59%	0.49%	1.29%	37%	$650
Year Ended 3/31/2020	$9.93	3.91%	8.16%	0.43%	2.60%	31%	$501
Year Ended 3/31/2019	$10.15	7.01%	11.02%	0.43%	4.73%	27%	$508
Year Ended 3/31/2018(e)	$10.06	1.08%	8.76%(d)	0.42%(d)	0.77%(d)	8%	$503
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$12.98	5.61%	5.37%(d)	0.41%(d)	(0.00%)(c),(d)	41%	$1,427
Year Ended 3/31/2021	$12.29	30.45%	6.59%	0.44%	1.39%	37%	$647
Year Ended 3/31/2020	$9.93	3.91%	8.16%	0.42%	2.60%	31%	$496
Year Ended 3/31/2019	$10.15	7.01%	11.02%	0.43%	4.73%	27%	$508
Year Ended 3/31/2018(e)	$10.06	1.08%	8.76%(d)	0.42%(d)	0.77%(d)	8%	$503
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	57

Financial Highlights
Columbia Adaptive Retirement 2055 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$12.25	(0.00)(c)	0.72	0.72	—	—	—
Year Ended 3/31/2021	$9.83	0.17	2.83	3.00	(0.41)	(0.17)	(0.58)
Year Ended 3/31/2020	$10.12	0.29	0.16	0.45	(0.63)	(0.11)	(0.74)
Year Ended 3/31/2019(e)	$10.00	0.47	0.15	0.62	(0.47)	(0.03)	(0.50)
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$12.26	(0.00)(c)	0.71	0.71	—	—	—
Year Ended 3/31/2021	$9.83	0.16	2.85	3.01	(0.41)	(0.17)	(0.58)
Year Ended 3/31/2020	$10.12	0.29	0.16	0.45	(0.63)	(0.11)	(0.74)
Year Ended 3/31/2019(e)	$10.00	0.47	0.15	0.62	(0.47)	(0.03)	(0.50)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Adaptive Retirement 2055 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$12.97	5.88%	5.11%(d)	0.45%(d)	(0.05%)(d)	35%	$581
Year Ended 3/31/2021	$12.25	30.78%	7.38%	0.46%	1.51%	16%	$764
Year Ended 3/31/2020	$9.83	3.82%	8.25%	0.43%	2.67%	33%	$491
Year Ended 3/31/2019(e)	$10.12	7.05%	12.00%(d)	0.43%(d)	4.73%(d)	29%	$506
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$12.97	5.79%	5.05%(d)	0.41%(d)	(0.00%)(c),(d)	35%	$1,445
Year Ended 3/31/2021	$12.26	30.89%	7.38%	0.44%	1.37%	16%	$643
Year Ended 3/31/2020	$9.83	3.83%	8.25%	0.42%	2.68%	33%	$491
Year Ended 3/31/2019(e)	$10.12	7.05%	12.00%(d)	0.43%(d)	4.73%(d)	29%	$506
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	59

Financial Highlights
Columbia Adaptive Retirement 2060 Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$12.28	(0.00)(c)	0.75	0.75	—	—	—
Year Ended 3/31/2021	$9.92	0.14	2.88	3.02	(0.42)	(0.24)	(0.66)
Year Ended 3/31/2020	$10.15	0.28	0.17	0.45	(0.62)	(0.06)	(0.68)
Year Ended 3/31/2019	$10.06	0.47	0.14	0.61	(0.49)	(0.03)	(0.52)
Year Ended 3/31/2018(e)	$10.00	0.03	0.08	0.11	(0.04)	(0.01)	(0.05)
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$12.28	0.00(c)	0.76	0.76	—	—	—
Year Ended 3/31/2021	$9.92	0.15	2.87	3.02	(0.42)	(0.24)	(0.66)
Year Ended 3/31/2020	$10.15	0.28	0.17	0.45	(0.62)	(0.06)	(0.68)
Year Ended 3/31/2019	$10.06	0.47	0.14	0.61	(0.49)	(0.03)	(0.52)
Year Ended 3/31/2018(e)	$10.00	0.03	0.08	0.11	(0.04)	(0.01)	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Adaptive Retirement 2060 Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Advisor Class
Six Months Ended 9/30/2021 (Unaudited)	$13.03	6.11%	5.13%(d)	0.46%(d)	(0.05%)(d)	13%	$1,005
Year Ended 3/31/2021	$12.28	30.70%	7.22%	0.46%	1.27%	16%	$924
Year Ended 3/31/2020	$9.92	3.85%	8.09%	0.43%	2.60%	31%	$513
Year Ended 3/31/2019	$10.15	6.93%	10.98%	0.43%	4.73%	26%	$514
Year Ended 3/31/2018(e)	$10.06	1.11%	8.73%(d)	0.42%(d)	0.77%(d)	7%	$508
Institutional 3 Class
Six Months Ended 9/30/2021 (Unaudited)	$13.04	6.19%	5.08%(d)	0.41%(d)	0.00%(c),(d)	13%	$1,111
Year Ended 3/31/2021	$12.28	30.72%	7.19%	0.44%	1.35%	16%	$649
Year Ended 3/31/2020	$9.92	3.86%	8.09%	0.42%	2.61%	31%	$496
Year Ended 3/31/2019	$10.15	6.93%	10.97%	0.43%	4.73%	26%	$508
Year Ended 3/31/2018(e)	$10.06	1.11%	8.73%(d)	0.42%(d)	0.77%(d)	7%	$503
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	61

Notes to Financial Statements
September 30, 2021 (Unaudited)
Note 1. Organization
Columbia Funds Series Trust I, (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust I is organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Adaptive Retirement 2020 Fund, Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2030 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2040 Fund, Columbia Adaptive Retirement 2045 Fund, Columbia Adaptive Retirement 2050 Fund, Columbia Adaptive Retirement 2055 Fund and Columbia Adaptive Retirement 2060 Fund. Each Fund currently operates as a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor/.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Funds offer each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
Advisor Class and Institutional 3 Class shares are available for purchase through authorized investment professionals, to omnibus retirement plans or to institutional and to certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
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Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will
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Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides each Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated Underlying Funds that pay a management or advisory fee to the Investment Manager and (ii) 0.47% on its assets that are invested in securities, instruments and other assets not described above, including without limitation affiliated funds that do not pay a management or advisory fee to the Investment Manager, third party funds, derivatives and individual securities.
The annualized effective management services fee rates based on each Fund’s average daily net assets for the six months ended September 30, 2021 were as follows:
Effective management services fee rate (%)
Columbia Adaptive Retirement 2020 Fund	0.45
Columbia Adaptive Retirement 2025 Fund	0.45
Columbia Adaptive Retirement 2030 Fund	0.45
Columbia Adaptive Retirement 2035 Fund	0.45
Columbia Adaptive Retirement 2040 Fund	0.45
Columbia Adaptive Retirement 2045 Fund	0.45
Columbia Adaptive Retirement 2050 Fund	0.45
Columbia Adaptive Retirement 2055 Fund	0.45
Columbia Adaptive Retirement 2060 Fund	0.45
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and
64	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended September 30, 2021, the Funds’ annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Advisor Class (%)	Institutional 3 Class (%)
Columbia Adaptive Retirement 2020 Fund	0.03	0.01
Columbia Adaptive Retirement 2025 Fund	0.03	0.01
Columbia Adaptive Retirement 2030 Fund	0.12	0.01
Columbia Adaptive Retirement 2035 Fund	0.08	0.01
Columbia Adaptive Retirement 2040 Fund	0.06	0.01
Columbia Adaptive Retirement 2045 Fund	0.04	0.01
Columbia Adaptive Retirement 2050 Fund	0.02	0.01
Columbia Adaptive Retirement 2055 Fund	0.04	0.01
Columbia Adaptive Retirement 2060 Fund	0.05	0.01
Distribution and service fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Funds do not pay the Distributor a fee for the distribution services it provides to the Funds.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	65

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Fee Rate Contractual through July 31, 2022
	Advisor Class (%)	Institutional 3 Class (%)
Columbia Adaptive Retirement 2020 Fund	0.64	0.45
Columbia Adaptive Retirement 2025 Fund	0.64	0.45
Columbia Adaptive Retirement 2030 Fund	0.64	0.45
Columbia Adaptive Retirement 2035 Fund	0.64	0.45
Columbia Adaptive Retirement 2040 Fund	0.64	0.45
Columbia Adaptive Retirement 2045 Fund	0.64	0.45
Columbia Adaptive Retirement 2050 Fund	0.64	0.45
Columbia Adaptive Retirement 2055 Fund	0.64	0.45
Columbia Adaptive Retirement 2060 Fund	0.64	0.45
In addition, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for each Fund through July 31, 2031, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, will not exceed the annual rates of 0.68% for Advisor Class and 0.50% for Institutional 3 Class as a percentage of the class’ average daily net assets.
Under the agreements governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
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Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
At September 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Adaptive Retirement 2020 Fund	1,832,000	183,000	—	183,000
Columbia Adaptive Retirement 2025 Fund	1,295,000	163,000	—	163,000
Columbia Adaptive Retirement 2030 Fund	2,727,000	299,000	—	299,000
Columbia Adaptive Retirement 2035 Fund	1,698,000	245,000	—	245,000
Columbia Adaptive Retirement 2040 Fund	1,686,000	274,000	—	274,000
Columbia Adaptive Retirement 2045 Fund	1,577,000	280,000	—	280,000
Columbia Adaptive Retirement 2050 Fund	1,532,000	294,000	—	294,000
Columbia Adaptive Retirement 2055 Fund	1,680,000	299,000	—	299,000
Columbia Adaptive Retirement 2060 Fund	1,742,000	307,000	(1,000)	306,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds will elect to treat the following late-year ordinary losses and post-October capital losses at March 31, 2021 as arising on April 1, 2021.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Adaptive Retirement 2020 Fund	1,136	—
Columbia Adaptive Retirement 2025 Fund	1,006	—
Columbia Adaptive Retirement 2030 Fund	2,381	—
Columbia Adaptive Retirement 2035 Fund	1,388	—
Columbia Adaptive Retirement 2040 Fund	1,227	—
Columbia Adaptive Retirement 2045 Fund	1,086	—
Columbia Adaptive Retirement 2050 Fund	1,225	—
Columbia Adaptive Retirement 2060 Fund	1,035	—
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
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Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Note 5. Portfolio information
For the six months ended September 30, 2021, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Adaptive Retirement 2020 Fund	954,976	545,832
Columbia Adaptive Retirement 2025 Fund	277,614	165,246
Columbia Adaptive Retirement 2030 Fund	1,104,328	713,328
Columbia Adaptive Retirement 2035 Fund	656,387	480,055
Columbia Adaptive Retirement 2040 Fund	811,613	475,507
Columbia Adaptive Retirement 2045 Fund	814,591	453,578
Columbia Adaptive Retirement 2050 Fund	1,200,673	729,910
Columbia Adaptive Retirement 2055 Fund	1,165,392	673,078
Columbia Adaptive Retirement 2060 Fund	667,551	251,570
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended September 30, 2021.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October
68	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
No Fund had borrowings during the six months ended September 30, 2021.
Note 9. Significant risks
Alternative strategies investment and multi-asset/tactical strategies risk
An investment in alternative investment strategies and multi-asset/tactical strategies (the Strategies) involves risks, which may be significant. The Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. The Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Funds may lose money.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Funds performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
Shareholder concentration risk
At September 30, 2021, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its
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Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Adaptive Retirement 2020 Fund	1	37.0	55.6
Columbia Adaptive Retirement 2025 Fund	—	—	83.2
Columbia Adaptive Retirement 2030 Fund	2	73.1	26.9
Columbia Adaptive Retirement 2035 Fund	2	46.7	52.9
Columbia Adaptive Retirement 2040 Fund	2	45.8	51.9
Columbia Adaptive Retirement 2045 Fund	1	33.8	56.8
Columbia Adaptive Retirement 2050 Fund	1	51.5	48.3
Columbia Adaptive Retirement 2055 Fund	1	49.0	44.6
Columbia Adaptive Retirement 2060 Fund	2	34.9	65.1
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
70	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Approval of Management Agreements
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Adaptive Retirement 2020 Fund, Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2030 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2040 Fund, Columbia Adaptive Retirement 2045 Fund, Columbia Adaptive Retirement 2050 Fund, Columbia Adaptive Retirement 2055 Fund and Columbia Adaptive Retirement 2060 Fund (the Funds). Under management agreements (the Management Agreements), the Investment Manager provides investment advice and other services to the Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreements.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Funds relative to the performance of a group of mutual funds determined to be comparable to the Funds by Broadridge, as well as performance relative to benchmarks;
•	Information on the Funds’ management fees and total expenses, including information comparing the Funds’ expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Funds so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
•	Terms of the Management Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•	Descriptions of various services performed by the Investment Manager under the Management Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
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Approval of Management Agreements  (continued)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreements.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Columbia Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreements, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreements and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreements, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Columbia Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreements supported the continuation of the Management Agreements.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Funds among their comparison groups, (iv) the Funds’ performance relative to peers and benchmarks and (v) the net assets of the Funds. With respect to each of Columbia Adaptive Retirement 2040 Fund, Columbia Adaptive Retirement 2050 Fund, Columbia Adaptive Retirement 2055 Fund and Columbia Adaptive Retirement 2060 Fund, the Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge. With respect to Columbia Adaptive Retirement 2045 Fund, the Board observed that the Fund’s performance was well within the range of that of its peers. With respect to each of Columbia Adaptive Retirement 2020 Fund, Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2030 Fund and Columbia Adaptive Retirement 2035 Fund (the “Nearer-Term Funds”), the Board observed the Fund’s underperformance of its peers for certain periods. The Board noted management’s view that stronger relative performance by peers reflected more aggressive equity positioning than that of the Nearer-Term Funds.
72	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Approval of Management Agreements  (continued)
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the Management Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Funds’ expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Columbia Funds’ performance and expenses and the reasonableness of the Columbia Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of the Management Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the Management Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Funds, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Funds through means other than breakpoints in investment management fees, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreements. In reaching its conclusions, no single factor was determinative.
Columbia Adaptive Retirement Funds | Semiannual Report 2021	73

Approval of Management Agreements  (continued)
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreements.
74	Columbia Adaptive Retirement Funds | Semiannual Report 2021

Additional information
The Funds mail one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Adaptive Retirement Funds | Semiannual Report 2021	75

Columbia Adaptive Retirement Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR295_03_L01_(11/21)

SemiAnnual Report
September 30, 2021
Columbia Solutions Aggressive Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Solutions Aggressive Portfolio (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Solutions Aggressive Portfolio  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund pursues consistent total returns by seeking to allocate risks across multiple asset classes.
Portfolio management
Joshua Kutin, CFA
Co-Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2021)
	Inception	6 Months cumulative	1 Year	Life
Columbia Solutions Aggressive Portfolio	10/24/17	5.80	23.88	13.91
MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net)		6.74	27.91	12.24
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net) represents a close estimation of the performance that can be achieved by hedging the currency exposures of all developed market exposures of its parent index, the MSCI ACWI, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD of developed market currencies by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid-cap stocks across 23 Developed Markets (DM) countries and 27 Emerging Markets (EM) countries.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2021)
Foreign Government Obligations	18.4
Money Market Funds	45.4
U.S. Treasury Obligations	36.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at September 30, 2021)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	50.1	-	50.1
Equity Derivative Contracts	97.0	-	97.0
Foreign Currency Derivative Contracts	6.0	(53.1)	(47.1)
Total Notional Market Value of Derivative Contracts	153.1	(53.1)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income, equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	Columbia Solutions Aggressive Portfolio | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2021 — September 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Solutions Aggressive Portfolio	1,000.00	1,000.00	1,058.00	1,025.02	0.05	0.05	0.01
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2021	5

Portfolio of Investments
September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 22.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 1.6%
Republic of Austria Government Bond(c)
10/20/2026	0.750%	EUR	142,000	174,703
Belgium 1.1%
Kingdom of Belgium Government Bond(c)
03/28/2035	5.000%	EUR	64,000	120,375
Chile 1.4%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	100,000,000	120,642
Bonos de la Tesoreria de la Republica en pesos(c)
09/01/2030	4.700%	CLP	20,000,000	23,256
Total				143,898
China 0.7%
China Government Bond
11/21/2029	3.130%	CNY	250,000	39,229
05/21/2030	2.680%	CNY	200,000	30,210
Total				69,439
France 3.0%
French Republic Government Bond OAT(c)
10/25/2027	2.750%	EUR	44,000	60,574
05/25/2036	1.250%	EUR	30,000	38,782
05/25/2045	3.250%	EUR	15,000	26,993
French Republic Government Bond OAT(c),(d)
11/25/2030	0.000%	EUR	90,000	103,724
11/25/2031	0.000%	EUR	80,000	91,242
Total				321,315
Italy 0.9%
Italy Buoni Poliennali Del Tesoro(c)
02/01/2037	4.000%	EUR	30,000	47,691
09/01/2046	3.250%	EUR	17,000	25,892
03/01/2047	2.700%	EUR	17,000	23,663
Total				97,246
Japan 4.6%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	21,000,000	189,339
Japan Government 20-Year Bond
06/20/2040	0.400%	JPY	6,000,000	53,817
06/20/2041	0.400%	JPY	10,000,000	89,118
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	9,000,000	79,694
06/20/2051	0.700%	JPY	8,000,000	72,415
Total				484,383
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 2.4%
Mexican Bonos
05/31/2029	8.500%	MXN	2,657,900	137,966
Mexico Government International Bond
05/29/2031	7.750%	MXN	2,300,000	114,350
Total				252,316
Netherlands 0.9%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	75,000	91,240
Poland 2.5%
Republic of Poland Government Bond
07/25/2026	2.500%	PLN	631,000	166,748
10/25/2029	2.750%	PLN	384,000	102,295
Total				269,043
Spain 2.6%
Spain Government Bond(c),(d)
01/31/2028	0.000%	EUR	60,000	69,586
Spain Government Bond(c)
04/30/2029	1.450%	EUR	46,000	58,701
04/30/2030	0.500%	EUR	45,000	53,276
07/30/2041	4.700%	EUR	23,000	44,385
Spain Government Bond
07/30/2032	5.750%	EUR	27,000	48,808
Total				274,756
United Kingdom 0.6%
United Kingdom Gilt(c)
10/22/2028	1.625%	GBP	48,000	68,630
Total Foreign Government Obligations (Cost $2,419,151)				2,367,344

U.S. Treasury Obligations 43.8%

U.S. Treasury
07/31/2026	0.625%		335,000	329,635
09/30/2026	0.875%		1,040,000	1,034,394
11/15/2027	2.250%		337,000	358,378
03/31/2028	1.250%		251,000	251,078
06/30/2028	1.250%		243,000	242,506
09/30/2028	1.250%		750,000	746,836
11/15/2028	3.125%		132,000	148,356
05/15/2029	2.375%		128,000	137,420
08/15/2029	1.625%		129,000	131,439
11/15/2029	1.750%		124,000	127,468
02/15/2030	1.500%		123,000	123,826
08/15/2030	0.625%		196,000	182,403
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Solutions Aggressive Portfolio | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2030	0.875%	189,000	179,432
02/15/2031	1.125%	132,000	127,875
08/15/2031	1.250%	550,000	536,680
Total U.S. Treasury Obligations (Cost $4,668,795)			4,657,726

Money Market Funds 54.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(e),(f)	5,842,264	5,841,680
Total Money Market Funds (Cost $5,841,500)		5,841,680
Total Investments in Securities (Cost: $12,929,446)		12,866,750
Other Assets & Liabilities, Net		(2,237,140)
Net Assets		10,629,610
At September 30, 2021, securities and/or cash totaling $895,309 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
312,000 CHF	339,061 USD	Citi	10/26/2021	4,095	—
256,000 CNY	39,517 USD	Citi	10/26/2021	—	(85)
1,607,043 EUR	1,897,949 USD	Citi	10/26/2021	35,641	—
310,000 EUR	359,124 USD	Citi	10/26/2021	—	(117)
111,992,000 IDR	7,819 USD	Citi	10/26/2021	18	—
5,389,000 MXN	265,666 USD	Citi	10/26/2021	5,463	—
197,000 PLN	51,061 USD	Citi	10/26/2021	1,531	—
118,386,000 CLP	149,355 USD	Goldman Sachs International	10/26/2021	3,675	—
4,150 USD	3,000 GBP	Goldman Sachs International	10/26/2021	—	(108)
206,000 GBP	285,056 USD	HSBC	10/26/2021	7,484	—
101,038,000 JPY	919,049 USD	HSBC	10/26/2021	11,071	—
39,109,000 JPY	351,242 USD	HSBC	10/26/2021	—	(211)
126,000 NOK	14,598 USD	HSBC	10/26/2021	187	—
475,000 PLN	123,122 USD	HSBC	10/26/2021	3,697	—
427,000 PLN	107,283 USD	HSBC	10/26/2021	—	(74)
1,119,000 SEK	129,854 USD	HSBC	10/26/2021	2,012	—
43,000 SGD	32,033 USD	HSBC	10/26/2021	365	—
86,244 USD	64,000 GBP	HSBC	10/26/2021	—	(8)
104,065 USD	11,581,000 JPY	HSBC	10/26/2021	7	—
28,216 USD	247,000 SEK	HSBC	10/26/2021	3	—
813 USD	7,000 SEK	HSBC	10/26/2021	—	(13)
61,000 ZAR	4,279 USD	HSBC	10/26/2021	241	—
324,000 AUD	238,568 USD	Morgan Stanley	10/26/2021	4,308	—
594,000 DKK	94,368 USD	Morgan Stanley	10/26/2021	1,807	—
246,000 GBP	340,534 USD	Morgan Stanley	10/26/2021	9,065	—
775,000 HKD	99,626 USD	Morgan Stanley	10/26/2021	64	—
49,164 USD	68,000 AUD	Morgan Stanley	10/26/2021	2	—
75,163 USD	70,000 CHF	Morgan Stanley	10/26/2021	—	(10)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2021	7

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,882 USD	134,000 DKK	Morgan Stanley	10/26/2021	—	(1)
219,046 USD	189,000 EUR	Morgan Stanley	10/26/2021	—	(25)
22,867 USD	178,000 HKD	Morgan Stanley	10/26/2021	—	—
216,000 CNY	33,385 USD	Standard Chartered	10/26/2021	—	(29)
55,330 USD	40,000 GBP	UBS	10/26/2021	—	(1,432)
Total				90,736	(2,113)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	3	12/2021	JPY	45,450,000	—	(1,036)
Canadian Government 10-Year Bond	1	12/2021	CAD	143,150	—	(2,889)
Euro-Bobl	2	12/2021	EUR	269,860	—	(1,040)
Euro-BTP	1	12/2021	EUR	151,950	—	(13)
Euro-Bund	1	12/2021	EUR	169,820	3	—
Euro-OAT	1	12/2021	EUR	165,950	2	—
Long Gilt	3	12/2021	GBP	375,450	—	(5,324)
MSCI EAFE Index	24	12/2021	USD	2,720,400	—	(124,814)
MSCI Emerging Markets Index	22	12/2021	USD	1,370,160	—	(64,473)
Russell 2000 Index E-mini	8	12/2021	USD	880,320	—	(18,060)
S&P 500 Index E-mini	26	12/2021	USD	5,587,075	—	(241,150)
S&P/TSX 60 Index	1	12/2021	CAD	239,220	—	(5,444)
Short Term Euro-BTP	1	12/2021	EUR	113,710	—	(166)
U.S. Treasury 10-Year Note	3	12/2021	USD	394,828	—	(5,421)
U.S. Treasury 5-Year Note	11	12/2021	USD	1,350,164	—	(7,143)
Total					5	(476,973)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	3.001	USD	1,108,000	(1,635)	—	—	—	(1,635)
Markit CDX North America Investment Grade Index, Series 37	Morgan Stanley	12/20/2026	1.000	Quarterly	0.529	USD	660,000	448	—	—	448	—
Total								(1,187)	—	—	448	(1,635)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $1,122,713, which represents 10.56% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Solutions Aggressive Portfolio | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	3,521,256	13,500,408	(11,179,952)	(32)	5,841,680	31	1,276	5,842,264
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2021	9

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	2,367,344	—	2,367,344
U.S. Treasury Obligations	4,657,726	—	—	4,657,726
Money Market Funds	5,841,680	—	—	5,841,680
Total Investments in Securities	10,499,406	2,367,344	—	12,866,750
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	90,736	—	90,736
Futures Contracts	5	—	—	5
Swap Contracts	—	448	—	448
Liability
Forward Foreign Currency Exchange Contracts	—	(2,113)	—	(2,113)
Futures Contracts	(476,973)	—	—	(476,973)
Swap Contracts	—	(1,635)	—	(1,635)
Total	10,022,438	2,454,780	—	12,477,218
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Solutions Aggressive Portfolio | Semiannual Report 2021

Statement of Assets and Liabilities
September 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,087,946)	$7,025,070
Affiliated issuers (cost $5,841,500)	5,841,680
Foreign currency (cost $18,926)	18,669
Margin deposits on:
Futures contracts	748,962
Swap contracts	146,347
Unrealized appreciation on forward foreign currency exchange contracts	90,736
Receivable for:
Investments sold	46,968
Capital shares sold	113,500
Dividends	322
Interest	26,810
Foreign tax reclaims	589
Variation margin for futures contracts	15,376
Expense reimbursement due from Investment Manager	259
Prepaid expenses	2,571
Trustees’ deferred compensation plan	19,553
Total assets	14,097,412
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	2,113
Payable for:
Investments purchased	3,254,184
Variation margin for futures contracts	109,046
Variation margin for swap contracts	48,333
Foreign capital gains taxes deferred	360
Compensation of board members	5,923
Compensation of chief compliance officer	1
Other expenses	28,289
Trustees’ deferred compensation plan	19,553
Total liabilities	3,467,802
Net assets applicable to outstanding capital stock	$10,629,610
Represented by
Paid in capital	8,551,824
Total distributable earnings (loss)	2,077,786
Total - representing net assets applicable to outstanding capital stock	$10,629,610
Shares outstanding	832,281
Net asset value per share	12.77
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2021	11

Statement of Operations
Six Months Ended September 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$1,276
Interest	42,939
Foreign taxes withheld	(204)
Total income	44,011
Expenses:
Compensation of board members	8,336
Custodian fees	12,838
Printing and postage fees	2,261
Audit fees	19,804
Legal fees	5,913
Interest on collateral	140
Compensation of chief compliance officer	2
Other	1,887
Total expenses	51,181
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(50,507)
Total net expenses	674
Net investment income	43,337
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	31,583
Investments — affiliated issuers	31
Foreign currency translations	(1,611)
Forward foreign currency exchange contracts	23,186
Futures contracts	792,507
Swap contracts	36,352
Net realized gain	882,048
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(53,753)
Investments — affiliated issuers	(32)
Foreign currency translations	(507)
Forward foreign currency exchange contracts	57,750
Futures contracts	(408,109)
Swap contracts	(7,530)
Foreign capital gains tax	(360)
Net change in unrealized appreciation (depreciation)	(412,541)
Net realized and unrealized gain	469,507
Net increase in net assets resulting from operations	$512,844
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Solutions Aggressive Portfolio | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Operations
Net investment income	$43,337	$81,806
Net realized gain	882,048	2,589,349
Net change in unrealized appreciation (depreciation)	(412,541)	(251,183)
Net increase in net assets resulting from operations	512,844	2,419,972
Distributions to shareholders
Net investment income and net realized gains	—	(612,404)
Total distributions to shareholders	—	(612,404)
Increase (decrease) in net assets from capital stock activity	1,822,896	(181,819)
Total increase in net assets	2,335,740	1,625,749
Net assets at beginning of period	8,293,870	6,668,121
Net assets at end of period	$10,629,610	$8,293,870

	Six Months Ended		Year Ended
	September 30, 2021 (Unaudited)		March 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	267,320	3,383,503	215,448	2,433,485
Distributions reinvested	—	—	52,849	611,460
Redemptions	(122,440)	(1,560,607)	(278,025)	(3,226,764)
Total net increase (decrease)	144,880	1,822,896	(9,728)	(181,819)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018 (a)
Per share data
Net asset value, beginning of period	$12.07	$9.57	$10.12	$10.07	$10.00
Income from investment operations:
Net investment income	0.05	0.11	0.21	0.21	0.07
Net realized and unrealized gain	0.65	3.33	0.45	0.50	0.08
Total from investment operations	0.70	3.44	0.66	0.71	0.15
Less distributions to shareholders from:
Net investment income	—	(0.21)	(0.35)	(0.51)	—
Net realized gains	—	(0.73)	(0.86)	(0.15)	(0.08)
Total distributions to shareholders	—	(0.94)	(1.21)	(0.66)	(0.08)
Net asset value, end of period	$12.77	$12.07	$9.57	$10.12	$10.07
Total return	5.80%	36.42%	5.44%	8.05%	1.53%
Ratios to average net assets
Total gross expenses(b)	0.96%(c),(d)	1.19%	1.33%	1.78%	1.10%(c)
Total net expenses(b),(e)	0.01%(c),(d)	0.01%	0.01%	0.01%	0.01%(c)
Net investment income	0.81%(c)	1.04%	2.01%	2.08%	1.49%(c)
Supplemental data
Portfolio turnover	121%	54%	184%	149%	24%
Net assets, end of period (in thousands)	$10,630	$8,294	$6,668	$6,434	$6,557

Notes to Financial Highlights
(a)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Solutions Aggressive Portfolio | Semiannual Report 2021

Notes to Financial Statements
September 30, 2021 (Unaudited)
Note 1. Organization
Columbia Solutions Aggressive Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is sold only to other Columbia Funds and certain collective investment trusts managed by Columbia Management Investment Advisers, LLC.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2021	15

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
16	Columbia Solutions Aggressive Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears
Columbia Solutions Aggressive Portfolio | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
18	Columbia Solutions Aggressive Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2021:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	448*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	90,736
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	5*
Total		91,189

Columbia Solutions Aggressive Portfolio | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,635*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	453,941*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,113
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	23,032*
Total		480,721

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	36,352	36,352
Equity risk	—	788,497	—	788,497
Foreign exchange risk	23,186	—	—	23,186
Interest rate risk	—	4,010	—	4,010
Total	23,186	792,507	36,352	852,045

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(7,530)	(7,530)
Equity risk	—	(432,683)	—	(432,683)
Foreign exchange risk	57,750	—	—	57,750
Interest rate risk	—	24,574	—	24,574
Total	57,750	(408,109)	(7,530)	(357,889)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	15,182,695
Futures contracts — short	89,767
Credit default swap contracts — sell protection	2,142,500

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	102,656	(4,383)

*	Based on the ending quarterly outstanding amounts for the six months ended September 30, 2021.
20	Columbia Solutions Aggressive Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of September 30, 2021:
	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Standard Chartered ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	46,748	3,675	25,067	15,246	-	-	-	90,736
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	48,333	-	-	48,333
Forward foreign currency exchange contracts	202	108	306	36	-	29	1,432	2,113
Total liabilities	202	108	306	36	48,333	29	1,432	50,446
Total financial and derivative net assets	46,546	3,567	24,761	15,210	(48,333)	(29)	(1,432)	40,290
Total collateral received (pledged) (c)	-	-	-	-	(48,333)	-	-	(48,333)
Net amount (d)	46,546	3,567	24,761	15,210	-	(29)	(1,432)	88,623

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
22	Columbia Solutions Aggressive Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2031, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.01% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
12,929,000	133,000	(585,000)	(452,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at March 31, 2021 as arising on April 1, 2021.
Late year ordinary losses ($)	Post-October capital losses ($)
44,687	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $9,274,613 and $6,282,322, respectively, for the six months ended September 30, 2021, of which $6,664,004 and $4,415,527, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a
24	Columbia Solutions Aggressive Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended September 30, 2021.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
26	Columbia Solutions Aggressive Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Shareholder concentration risk
At September 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Solutions Aggressive Portfolio | Semiannual Report 2021	27

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Solutions Aggressive Portfolio (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
28	Columbia Solutions Aggressive Portfolio | Semiannual Report 2021

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, and (iii) the net assets of the Fund. The Board considered that the Fund is held exclusively by the other Columbia Threadneedle-managed products, and noted the contribution of the performance of the Fund to meeting the investment objectives of such products.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data showing the Fund’s contribution to the Investment Manager’s profitability. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy.”
Columbia Solutions Aggressive Portfolio | Semiannual Report 2021	29

Approval of Management Agreement  (continued)

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
30	Columbia Solutions Aggressive Portfolio | Semiannual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Solutions Aggressive Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR296_03_L01_(11/21)

SemiAnnual Report
September 30, 2021
Columbia Solutions Conservative Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Solutions Conservative Portfolio (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Solutions Conservative Portfolio  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund pursues consistent total returns by seeking to allocate risks across multiple asset classes.
Portfolio management
Joshua Kutin, CFA
Co-Portfolio Manager
Managed Fund since 2017
Alexander Wilkinson, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended September 30, 2021)
	Inception	6 Months cumulative	1 Year	Life
Columbia Solutions Conservative Portfolio	10/24/17	1.72	3.75	5.57
Bloomberg Global Aggregate Hedged USD Index		1.06	-0.56	3.72
Blended Benchmark		2.48	6.09	6.03
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Bloomberg Global Aggregate Hedged USD Index is an unmanaged index that is comprised of several other Bloomberg indexes that measure fixed-income performance of regions around the world while hedging the currency back to the US dollar. Effective August 24, 2021, the Bloomberg Barclays Global Aggregate Hedged USD Index was re-branded as the Bloomberg Global Aggregate Hedged USD Index.
The Blended Benchmark consists of 25% MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net) and 75% Bloomberg Global Aggregate Hedged USD Index. The MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net) represents a close estimation of the performance that can be achieved by hedging the currency exposures of all developed market exposures of its parent index, the MSCI ACWI, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD of developed market currencies by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid-cap stocks across 23 Developed Markets (DM) countries and 27 Emerging Markets (EM) countries.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI with Developed Markets 100% Hedged to USD Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Solutions Conservative Portfolio | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at September 30, 2021)
Foreign Government Obligations	13.0
Money Market Funds	64.2
U.S. Treasury Obligations	22.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at September 30, 2021)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	96.3	(2.1)	94.2
Equity Derivative Contracts	50.6	—	50.6
Foreign Currency Derivative Contracts	10.9	(55.7)	(44.8)
Total Notional Market Value of Derivative Contracts	157.8	(57.8)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income, equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	Columbia Solutions Conservative Portfolio | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
April 1, 2021 — September 30, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Solutions Conservative Portfolio	1,000.00	1,000.00	1,017.20	1,025.02	0.05	0.05	0.01
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Solutions Conservative Portfolio | Semiannual Report 2021	5

Portfolio of Investments
September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 15.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 1.1%
Republic of Austria Government Bond(c)
10/20/2026	0.750%	EUR	112,000	137,793
Belgium 0.7%
Kingdom of Belgium Government Bond(c)
03/28/2035	5.000%	EUR	49,000	92,162
Chile 1.1%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	75,000,000	90,482
Bonos de la Tesoreria de la Republica en pesos(c)
09/01/2030	4.700%	CLP	40,000,000	46,511
Total				136,993
China 0.4%
China Government Bond
11/21/2029	3.130%	CNY	100,000	15,692
05/21/2030	2.680%	CNY	200,000	30,210
Total				45,902
France 1.3%
French Republic Government Bond OAT(c),(d)
11/25/2030	0.000%	EUR	28,000	32,269
11/25/2031	0.000%	EUR	39,000	44,481
French Republic Government Bond OAT(c)
05/25/2036	1.250%	EUR	37,000	47,831
05/25/2045	3.250%	EUR	20,000	35,991
Total				160,572
Italy 0.8%
Italy Buoni Poliennali Del Tesoro(c)
02/01/2037	4.000%	EUR	50,000	79,485
09/01/2046	3.250%	EUR	13,000	19,800
Total				99,285
Japan 3.9%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	26,000,000	234,419
Japan Government 20-Year Bond
06/20/2040	0.400%	JPY	2,850,000	25,563
06/20/2041	0.400%	JPY	14,000,000	124,766
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	2,000,000	17,710
06/20/2051	0.700%	JPY	8,000,000	72,415
Total				474,873
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 1.8%
Mexican Bonos
05/31/2029	8.500%	MXN	2,252,900	116,944
Mexico Government International Bond
05/29/2031	7.750%	MXN	2,000,000	99,434
Total				216,378
Netherlands 0.3%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	30,000	36,496
Poland 2.0%
Republic of Poland Government Bond
07/25/2026	2.500%	PLN	570,000	150,628
10/25/2029	2.750%	PLN	351,000	93,504
Total				244,132
Spain 1.7%
Spain Government Bond(c),(d)
01/31/2028	0.000%	EUR	40,000	46,391
Spain Government Bond(c)
04/30/2030	0.500%	EUR	25,000	29,598
07/30/2041	4.700%	EUR	25,000	48,245
Spain Government Bond
07/30/2032	5.750%	EUR	48,000	86,769
Total				211,003
United Kingdom 0.8%
United Kingdom Gilt(c)
10/22/2028	1.625%	GBP	67,000	95,796
Total Foreign Government Obligations (Cost $1,997,313)				1,951,385

U.S. Treasury Obligations 28.1%

U.S. Treasury
07/31/2026	0.625%		190,000	186,957
09/30/2026	0.875%		955,000	949,852
11/15/2027	2.250%		125,000	132,930
03/31/2028	1.250%		142,000	142,044
06/30/2028	1.250%		142,000	141,712
09/30/2028	1.250%		700,000	697,047
05/15/2029	2.375%		122,000	130,979
08/15/2029	1.625%		122,000	124,307
11/15/2029	1.750%		118,000	121,300
08/15/2030	0.625%		111,000	103,299
11/15/2030	0.875%		107,000	101,583
02/15/2031	1.125%		103,000	99,781
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Solutions Conservative Portfolio | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2031	1.250%	515,000	502,527
Total U.S. Treasury Obligations (Cost $3,459,402)			3,434,318

Money Market Funds 78.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(e),(f)	9,656,990	9,656,024
Total Money Market Funds (Cost $9,655,959)		9,656,024
Total Investments in Securities (Cost: $15,112,674)		15,041,727
Other Assets & Liabilities, Net		(2,801,617)
Net Assets		12,240,110
At September 30, 2021, securities and/or cash totaling $519,664 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
140,000 CHF	152,143 USD	Citi	10/26/2021	1,838	—
266,000 CNY	41,061 USD	Citi	10/26/2021	—	(89)
664,000 EUR	784,190 USD	Citi	10/26/2021	14,720	—
416,000 EUR	481,921 USD	Citi	10/26/2021	—	(157)
18,978,000 IDR	1,325 USD	Citi	10/26/2021	3	—
4,619,000 MXN	226,946 USD	Citi	10/26/2021	3,921	—
410,000 PLN	106,269 USD	Citi	10/26/2021	3,187	—
560,000 PLN	140,696 USD	Citi	10/26/2021	—	(100)
112,798,000 CLP	142,305 USD	Goldman Sachs International	10/26/2021	3,502	—
1,000 GBP	1,383 USD	Goldman Sachs International	10/26/2021	36	—
64,749,000 IDR	4,525 USD	Goldman Sachs International	10/26/2021	14	—
140,000 GBP	193,743 USD	HSBC	10/26/2021	5,102	—
43,312,034 JPY	393,976 USD	HSBC	10/26/2021	4,752	—
48,105,000 JPY	432,036 USD	HSBC	10/26/2021	—	(259)
67,000 NOK	7,762 USD	HSBC	10/26/2021	99	—
26,000 PLN	6,739 USD	HSBC	10/26/2021	202	—
502,000 SEK	58,254 USD	HSBC	10/26/2021	903	—
21,000 SGD	15,644 USD	HSBC	10/26/2021	178	—
99,720 USD	74,000 GBP	HSBC	10/26/2021	—	(9)
150,693 USD	16,770,000 JPY	HSBC	10/26/2021	10	—
28,330 USD	248,000 SEK	HSBC	10/26/2021	3	—
696 USD	6,000 SEK	HSBC	10/26/2021	—	(11)
40,000 ZAR	2,806 USD	HSBC	10/26/2021	158	—
145,000 AUD	106,766 USD	Morgan Stanley	10/26/2021	1,928	—
266,000 DKK	42,259 USD	Morgan Stanley	10/26/2021	809	—
91,000 GBP	125,942 USD	Morgan Stanley	10/26/2021	3,325	—
347,000 HKD	44,607 USD	Morgan Stanley	10/26/2021	29	—
50,610 USD	70,000 AUD	Morgan Stanley	10/26/2021	2	—
74,089 USD	69,000 CHF	Morgan Stanley	10/26/2021	—	(10)
20,570 USD	132,000 DKK	Morgan Stanley	10/26/2021	—	(1)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2021	7

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
239,908 USD	207,000 EUR	Morgan Stanley	10/26/2021	—	(28)
22,225 USD	173,000 HKD	Morgan Stanley	10/26/2021	—	—
53,000 CNY	8,192 USD	Standard Chartered	10/26/2021	—	(7)
Total				44,721	(671)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	1	12/2021	JPY	15,150,000	—	(345)
Euro-BTP	1	12/2021	EUR	151,950	—	(13)
Euro-Bund	1	12/2021	EUR	169,820	3	—
Euro-OAT	1	12/2021	EUR	165,950	2	—
Long Gilt	2	12/2021	GBP	250,300	—	(2)
MSCI EAFE Index	7	12/2021	USD	793,450	—	(36,404)
MSCI Emerging Markets Index	8	12/2021	USD	498,240	—	(23,445)
S&P 500 Index E-mini	8	12/2021	USD	1,719,100	—	(74,200)
S&P/TSX 60 Index	1	12/2021	CAD	239,220	—	(5,444)
U.S. Treasury 10-Year Note	9	12/2021	USD	1,184,484	—	(12,683)
U.S. Treasury 5-Year Note	15	12/2021	USD	1,841,133	—	(7,188)
Total					5	(159,724)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Short Term Euro-BTP	(1)	12/2021	EUR	(113,710)	163	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	3.001	USD	1,268,000	(1,893)	—	—	—	(1,893)
Markit CDX North America Investment Grade Index, Series 37	Morgan Stanley	12/20/2026	1.000	Quarterly	0.529	USD	756,000	509	—	—	509	—
Total								(1,384)	—	—	509	(1,893)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $792,849, which represents 6.48% of total net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Solutions Conservative Portfolio | Semiannual Report 2021

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	7,364,420	10,546,819	(8,255,174)	(41)	9,656,024	41	2,336	9,656,990
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2021	9

Portfolio of Investments  (continued)
September 30, 2021 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	1,951,385	—	1,951,385
U.S. Treasury Obligations	3,434,318	—	—	3,434,318
Money Market Funds	9,656,024	—	—	9,656,024
Total Investments in Securities	13,090,342	1,951,385	—	15,041,727
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	44,721	—	44,721
Futures Contracts	168	—	—	168
Swap Contracts	—	509	—	509
Liability
Forward Foreign Currency Exchange Contracts	—	(671)	—	(671)
Futures Contracts	(159,724)	—	—	(159,724)
Swap Contracts	—	(1,893)	—	(1,893)
Total	12,930,786	1,994,051	—	14,924,837
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Solutions Conservative Portfolio | Semiannual Report 2021

Statement of Assets and Liabilities
September 30, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $5,456,715)	$5,385,703
Affiliated issuers (cost $9,655,959)	9,656,024
Foreign currency (cost $13,777)	13,605
Margin deposits on:
Futures contracts	353,553
Swap contracts	166,111
Unrealized appreciation on forward foreign currency exchange contracts	44,721
Receivable for:
Investments sold	52,225
Capital shares sold	20,200
Dividends	513
Interest	19,158
Foreign tax reclaims	269
Variation margin for futures contracts	8,915
Expense reimbursement due from Investment Manager	261
Prepaid expenses	2,601
Trustees’ deferred compensation plan	19,597
Total assets	15,743,456
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	671
Payable for:
Investments purchased	3,326,476
Capital shares purchased	18,580
Variation margin for futures contracts	50,698
Variation margin for swap contracts	53,716
Foreign capital gains taxes deferred	188
Compensation of board members	5,932
Compensation of chief compliance officer	1
Other expenses	27,487
Trustees’ deferred compensation plan	19,597
Total liabilities	3,503,346
Net assets applicable to outstanding capital stock	$12,240,110
Represented by
Paid in capital	11,719,891
Total distributable earnings (loss)	520,219
Total - representing net assets applicable to outstanding capital stock	$12,240,110
Shares outstanding	1,146,756
Net asset value per share	10.67
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2021	11

Statement of Operations
Six Months Ended September 30, 2021 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$2,336
Interest	29,694
Foreign taxes withheld	(228)
Total income	31,802
Expenses:
Compensation of board members	8,348
Custodian fees	12,540
Printing and postage fees	2,260
Audit fees	20,207
Legal fees	5,924
Interest on collateral	168
Compensation of chief compliance officer	1
Other	2,001
Total expenses	51,449
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(50,573)
Total net expenses	876
Net investment income	30,926
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(14,301)
Investments — affiliated issuers	41
Foreign currency translations	(590)
Forward foreign currency exchange contracts	1,344
Futures contracts	197,992
Swap contracts	45,525
Net realized gain	230,011
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,943)
Investments — affiliated issuers	(41)
Foreign currency translations	(33)
Forward foreign currency exchange contracts	32,172
Futures contracts	(90,142)
Swap contracts	(10,313)
Foreign capital gains tax	(188)
Net change in unrealized appreciation (depreciation)	(70,488)
Net realized and unrealized gain	159,523
Net increase in net assets resulting from operations	$190,449
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Solutions Conservative Portfolio | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Operations
Net investment income	$30,926	$75,836
Net realized gain	230,011	981,087
Net change in unrealized appreciation (depreciation)	(70,488)	(280,081)
Net increase in net assets resulting from operations	190,449	776,842
Distributions to shareholders
Net investment income and net realized gains	—	(502,023)
Total distributions to shareholders	—	(502,023)
Increase in net assets from capital stock activity	933,234	1,485,173
Total increase in net assets	1,123,683	1,759,992
Net assets at beginning of period	11,116,427	9,356,435
Net assets at end of period	$12,240,110	$11,116,427

	Six Months Ended		Year Ended
	September 30, 2021 (Unaudited)		March 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	146,507	1,568,113	777,079	8,286,367
Distributions reinvested	—	—	47,269	501,522
Redemptions	(59,483)	(634,879)	(686,336)	(7,302,716)
Total net increase	87,024	933,234	138,012	1,485,173
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Solutions Conservative Portfolio | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31,
		2021	2020	2019	2018 (a)
Per share data
Net asset value, beginning of period	$10.49	$10.15	$10.24	$10.05	$10.00
Income from investment operations:
Net investment income	0.03	0.08	0.21	0.21	0.06
Net realized and unrealized gain	0.15	0.76	0.34	0.36	0.03
Total from investment operations	0.18	0.84	0.55	0.57	0.09
Less distributions to shareholders from:
Net investment income	—	(0.11)	(0.26)	(0.30)	(0.03)
Net realized gains	—	(0.39)	(0.38)	(0.08)	(0.01)
Total distributions to shareholders	—	(0.50)	(0.64)	(0.38)	(0.04)
Net asset value, end of period	$10.67	$10.49	$10.15	$10.24	$10.05
Total return	1.72%	8.23%	5.26%	5.85%	0.90%
Ratios to average net assets
Total gross expenses(b)	0.84%(c),(d)	0.90%	1.01%	1.44%	0.95%(c)
Total net expenses(b),(e)	0.01%(c),(d)	0.01%	0.01%	0.01%	0.01%(c)
Net investment income	0.50%(c)	0.73%	1.98%	2.11%	1.45%(c)
Supplemental data
Portfolio turnover	182%	66%	218%	141%	30%
Net assets, end of period (in thousands)	$12,240	$11,116	$9,356	$8,363	$7,938

Notes to Financial Highlights
(a)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Solutions Conservative Portfolio | Semiannual Report 2021

Notes to Financial Statements
September 30, 2021 (Unaudited)
Note 1. Organization
Columbia Solutions Conservative Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is sold only to other Columbia Funds and certain collective investment trusts managed by Columbia Management Investment Advisers, LLC.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Solutions Conservative Portfolio | Semiannual Report 2021	15

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
16	Columbia Solutions Conservative Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, to recover an underweight country exposure in its portfolio and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears
Columbia Solutions Conservative Portfolio | Semiannual Report 2021	17

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
18	Columbia Solutions Conservative Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2021:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	509*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	44,721
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	168*
Total		45,398

Columbia Solutions Conservative Portfolio | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,893*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	139,493*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	671
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	20,231*
Total		162,288

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	45,525	45,525
Equity risk	—	190,672	—	190,672
Foreign exchange risk	1,344	—	—	1,344
Interest rate risk	—	7,320	—	7,320
Total	1,344	197,992	45,525	244,861

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(10,313)	(10,313)
Equity risk	—	(145,732)	—	(145,732)
Foreign exchange risk	32,172	—	—	32,172
Interest rate risk	—	55,590	—	55,590
Total	32,172	(90,142)	(10,313)	(68,283)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	8,014,287
Futures contracts — short	132,948
Credit default swap contracts — sell protection	2,450,500

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	48,041	(3,239)

*	Based on the ending quarterly outstanding amounts for the six months ended September 30, 2021.
20	Columbia Solutions Conservative Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of September 30, 2021:
	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Standard Chartered ($)	Total ($)
Assets
Forward foreign currency exchange contracts	23,669	3,552	11,407	6,093	-	-	44,721
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-		53,716	-	53,716
Forward foreign currency exchange contracts	346	-	279	39	-	7	671
Total liabilities	346	-	279	39	53,716	7	54,387
Total financial and derivative net assets	23,323	3,552	11,128	6,054	(53,716)	(7)	(9,666)
Total collateral received (pledged) (c)	-	-	-	-	(53,716)	-	(53,716)
Net amount (d)	23,323	3,552	11,128	6,054	-	(7)	44,050

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Solutions Conservative Portfolio | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
22	Columbia Solutions Conservative Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2031, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.01% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
15,113,000	50,000	(238,000)	(188,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Solutions Conservative Portfolio | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,541,356 and $6,460,871, respectively, for the six months ended September 30, 2021, of which $5,921,307 and $4,525,844, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended September 30, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended September 30, 2021.
24	Columbia Solutions Conservative Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities
Columbia Solutions Conservative Portfolio | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At September 30, 2021, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
26	Columbia Solutions Conservative Portfolio | Semiannual Report 2021

Notes to Financial Statements  (continued)
September 30, 2021 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Solutions Conservative Portfolio | Semiannual Report 2021	27

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Solutions Conservative Portfolio (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
28	Columbia Solutions Conservative Portfolio | Semiannual Report 2021

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, and (iii) the net assets of the Fund. The Board considered that the Fund is held exclusively by the other Columbia Threadneedle-managed products, and noted the contribution of the performance of the Fund to meeting the investment objectives of such products.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data showing the Fund’s contribution to the Investment Manager’s profitability. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy.”
Columbia Solutions Conservative Portfolio | Semiannual Report 2021	29

Approval of Management Agreement  (continued)

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
30	Columbia Solutions Conservative Portfolio | Semiannual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Solutions Conservative Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the Fund, go to columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR315_03_L01_(11/21)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust I
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	November 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	November 19, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	November 19, 2021
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	November 19, 2021